UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	1/31/2013

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2013 (Unaudited)

Principal Amount (000) #		Description	Value
LONG-TERM INVESTMENTS — 97.6%
FOREIGN BONDS — 64.1%
Austria — 0.7%
EUR	500	Austria Government Bond, Sr. Unsec’d. Notes, 3.200%, 02/20/17	$ 743,554
AUD	1,559	Austria Government International Bond, Notes, MTN, 5.750%, 09/15/14	1,684,847

			2,428,401

Belgium — 2.7%
EUR	750	Belgium Government Bond, Ser. 48, 4.000%, 03/28/22	1,168,041
EUR	1,250	Ser. 59, 2.750%, 03/28/16	1,802,706
	$1,535	Belgium Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 2.750%, 03/05/15	1,596,928
	500	Kingdom of Belgium, Notes, 144A, 8.875%, 12/01/24	743,725
GBP	2,000	Notes, Ser. E, MTN, 5.000%, 04/24/18	3,618,854

			8,930,254

Bermuda — 0.3%
	30	Allied World Assurance Co. Holdings Ltd., Gtd. Notes, 5.500%, 11/15/20	33,266
	250	7.500%, 08/01/16	296,634
	400	Axis Capital Holdings Ltd., Sr. Unsec’d. Notes, 5.750%, 12/01/14	428,113
	250	Digicel Ltd., Sr. Unsec’d. Notes, 144A, 12.000%, 04/01/14	269,375
	65	Weatherford International Ltd. Bermuda, Gtd. Notes, 5.125%, 09/15/20	69,557

			1,096,945

Brazil — 2.4%
BRL	1,249	Brazil Notas do Tesouro Nacional, Notes, Ser. NTNF, 10.000%, 01/01/21	646,819
	500	Brazilian Government International Bond, Sr. Unsec’d. Notes, 4.875%, 01/22/21	586,250
EUR	350	7.375%, 02/03/15	534,631

EUR	2,114	Unsec’d. Notes, 11.000%, 06/26/17	4,017,364
BRL	2,850	Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, 144A, MTN, 9.750%, 01/15/15	2,135,772

			7,920,836

Bulgaria — 0.6%
EUR	100	Bulgaria Government International Bond, Sr. Unsec’d. Notes, 4.250%, 07/09/17	149,018
	1,600	Sr. Unsec’d. Notes, RegS, 8.250%, 01/15/15	1,808,000

			1,957,018

Canada — 0.6%
	25	Agrium, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/41	28,942
CAD	200	Canadian Government Bond, Unsec’d. Notes, 2.750%, 06/01/22	213,435
	77	Canadian Pacific Railway Co., Sr. Unsec’d. Notes, 6.500%, 05/15/18	93,573
	250	Novelis, Inc., Gtd. Notes, 8.375%, 12/15/17	276,250
CAD	400	Province of Alberta Canada, Sr. Unsec’d. Notes, 2.550%, 12/15/22	393,692
CAD	100	Province of Ontario Canada, Notes, MTN, 5.500%, 06/02/18	117,005
	200	TransAlta Corp., Sr. Unsec’d. Notes, 6.650%, 05/15/18	233,230
	325	Videotron Ltee, Gtd. Notes, 9.125%, 04/15/18	343,687
	250	Xstrata Finance Canada Ltd., Gtd. Notes, 144A, 2.850%, 11/10/14	256,865

			1,956,679

Cayman Islands — 0.9%
	250	Hutchison Whampoa International (09) Ltd., Gtd. Notes, RegS, 7.625%, 04/09/19	316,487
	300	IPIC GMTN Ltd., Gtd. Notes, 144A, MTN, 5.500%,03/01/22(f)	348,000
	120	MUFG Capital Finance 1 Ltd., Gtd. Notes, 6.346%, 07/25/49(a)	132,749
	900	Petrobras International Finance Co. - PifCo., Gtd. Notes, 5.375%, 01/27/21	986,056
	250	Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A, 5.875%, 09/25/22	263,750
	300	Seagate HDD Cayman, Gtd. Notes, 6.875%, 05/01/20	325,500
	475	UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A, 6.625%, 07/01/20	507,062

			2,879,604

Chile — 0.1%
	260	Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes, 8.350%, 08/01/13	267,822

China — 1.9%
CNY	1,000	China Government Bond, Sr. Unsec’d. Notes, 1.800%, 12/01/15	159,257
CNY	15,000	2.380%, 07/19/14	2,418,064
CNY	12,000	Sr. Unsec’d. Notes, RegS, 1.850%, 06/29/15	1,915,201
CNY	2,970	Unsec’d. Notes, 3.300%, 10/27/14	487,086
EUR	280	China Government International Bond, Sr. Unsec’d. Notes, 4.250%, 10/28/14	403,632
	989	4.750%, 10/29/13	1,017,422

			6,400,662

Colombia — 0.8%
	1,000	Colombia Government International Bond, Sr. Unsec’d. Notes, 8.250%, 12/22/14	1,132,000
	715	11.750%, 02/25/20	1,126,125
COP	500,000	12.000%, 10/22/15	338,344

			2,596,469

Croatia — 0.4%
EUR	1,050	Croatia Government International Bond, Sr. Unsec’d. Notes, 6.500%, 01/05/15	1,525,408

Czech Republic — 2.5%
CZK	35,000	Czech Republic Government Bond, Ser. 51, 4.000%, 04/11/17	2,087,026
CHF	600	Czech Republic International, Sr. Unsec’d. Notes, 2.875%, 11/23/16	710,664
EUR	284	Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 04/14/21	425,929
EUR	3,500	4.500%, 11/05/14	5,070,150

			8,293,769

Denmark — 0.2%
SEK	5,000	Denmark Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 3.165%, 03/31/14	804,352

Finland — 0.4%
EUR	300	Finland Government Bond, Sr. Unsec’d. Notes, 3.500%, 04/15/21	464,528
EUR	130	4.375%, 07/04/19	210,367
SEK	5,000	Finland Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 2.250%, 01/18/17	804,612

			1,479,507

France — 1.2%
EUR	2,900	French Treasury Note BTAN, Bonds, 2.500%, 07/25/16(b)	4,175,427

Germany — 1.0%
EUR	235	Bundesobligation, Unsec’d. Notes, Ser. 162, 0.750%, 02/24/17	321,474
EUR	755	Bundesrepublik Deutschland, Unsec’d. Notes, 2.500%, 07/04/44	1,048,493
EUR	200	RWE AG, Jr. Sub. Notes, 4.625%, 09/28/49(a)	274,571
EUR	275	Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, 144A, MTN, 7.875%, 10/01/20	400,464
EUR	500	Techem GmbH, Sr. Sec’d. Notes, 144A, MTN, 6.125%, 10/01/19	719,630
EUR	450	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A, 5.500%, 09/15/22	612,534

			3,377,166

Greece — 0.1%
EUR	400	Hellenic Republic Government Bond, Sr. Unsec’d. Notes, Ser. PSI, 2.000%, 02/24/23(c)	291,874
EUR	360	2.000%, 02/24/42(c)	204,369

			496,243

Hong Kong — 0.1%
	200	Hong Kong SAR Government Bond, Unsec’d. Notes, RegS, 5.125%, 08/01/14	212,746

Hungary — 4.0%
EUR	1,000	Hungary Government International Bond, Sr. Unsec’d. Notes, 4.375%, 07/04/17	1,350,459
EUR	5,750	4.500%, 01/29/14	7,936,123
GBP	325	5.500%, 05/06/14	524,468
JPY	100,000	Sr. Unsec’d. Notes, Ser. 4BR, 1.670%, 03/18/13	1,091,249

CHF	500	Sr. Unsec’d. Notes, Ser. E, MTN, 4.000%, 05/20/16	546,673
EUR	1,500	6.750%, 07/28/14	2,145,651

			13,594,623

India — 0.3%
EUR	700	State Bank of India, Sr. Unsec’d. Notes, MTN, RegS, 4.500%, 11/30/15	995,601

Indonesia — 0.8%
	2,127	Indonesia Government International Bond, Sr. Unsec’d. Notes, RegS, 6.750%, 03/10/14	2,243,985
	200	Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS, 4.000%, 11/21/18	212,000
	130	PT Adaro Indonesia Tbk, Gtd. Notes, RegS, 7.625%, 10/22/19	143,000

			2,598,985

Ireland — 2.1%
EUR	2,430	Ireland Government Bond, Sr. Unsub. Notes, 4.400%, 06/18/19	3,401,386
EUR	1,200	Unsec’d. Notes, 4.500%, 04/18/20	1,676,536
EUR	400	Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	556,966
	450	Raspadskaya OJSC Via Raspadskaya Securities Ltd., Sr. Sec’d. Notes, 144A, 7.750%, 04/27/17	481,613
	200	Rosneft Oil Co. via Rosneft International Finance Ltd., Sr. Unsec’d. Notes, 144A, 3.149%, 03/06/17	200,250
	300	Sibur Securities Ltd., Gtd. Notes, 144A, 3.914%, 01/31/18	298,548
	295	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes, 144A, 7.748%, 02/02/21	337,775
	100	Willis Group Holdings PLC, Gtd. Notes, 4.125%, 03/15/16	106,520

			7,059,594

Israel — 0.9%
ILS	500	Israel Government Bond, Ser. 0115, 4.500%, 01/30/15	141,507
	800	Israel Government International Bond, Sr. Unsec’d. Notes, 5.125%, 03/26/19	928,800

EUR	350	Sr. Unsec’d. Notes, MTN, 4.625%, 03/18/20	546,115
EUR	1,000	Sr. Unsec’d. Notes, Ser. E, MTN, 3.750%, 10/12/15	1,444,691

			3,061,113

Italy — 5.5%
EUR	3,670	Italy Buoni Poliennali del Tesoro, Bonds, 4.750%, 05/01/17	5,341,689
EUR	3,265	6.500%, 11/01/27	5,275,478
EUR	600	Bonds, 144A, 6.000%, 05/01/31	930,605
EUR	1,300	Italy Certificati di Credito del Tesoro, Unsec’d. Notes, 1.530%, 05/30/14(d)	1,729,473
JPY	92,000	Italy Government International Bond, Sr. Unsec’d. Notes, 3.700%, 11/14/16	1,010,501
	403	4.375%, 06/15/13	407,796
JPY	144,000	4.500%, 06/08/15	1,616,091
JPY	62,000	5.500%, 12/15/14	701,233
JPY	125,000	Sr. Unsec’d. Notes, RegS, 3.450%, 03/24/17	1,344,032
EUR	201	Sr. Unsec’d. Notes, Ser. E, MTN, RegS, 5.750%, 07/25/16	299,176

			18,656,074

Japan — 2.2%
JPY	40,000	Japan Government Ten Year Bond, Sr. Unsec’d. Notes, Ser. 306, 1.400%, 03/20/20	468,097
JPY	121,500	Ser. 318, 1.000%, 09/20/21	1,374,052
JPY	20,000	Ser. 323, 0.900%, 06/20/22	222,658
JPY	164,000	Japan Government Twenty Year Bond, Sr. Unsec’d. Notes, Ser. 108, 1.900%, 12/20/28	1,911,769
JPY	110,000	Ser. 132, 1.700%, 12/20/31	1,202,985
JPY	180,000	Ser. 134, 1.800%, 03/20/32	1,997,176
JPY	20,000	Japan Government Thirty Year Bond, Sr. Unsec’d. Notes, Ser. 36, 2.000%, 03/20/42	220,686

			7,397,423

Kazakhstan
	100	KazMunayGas National Co., Sr. Unsec’d. Notes, 144A, MTN, 11.750%, 01/23/15	117,250

Latvia — 0.3%
	1,000	Republic of Latvia, Sr. Unsec’d. Notes, RegS, 5.250%, 02/22/17	1,108,000

Lithuania — 0.4%
EUR	1,000	Lithuania Government International Bond, Sr. Unsec’d. Notes, 3.750%, 02/10/16	1,435,186

Luxembourg — 1.6%
EUR	500	Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, 8.125%, 02/04/15	759,712
	1,000	Sr. Unsec’d. Notes, RegS, 5.092%, 11/29/15	1,062,500
EUR	500	Luxembourg Government Bond, Sr. Unsec’d. Notes, 3.375%, 05/18/20	765,217
	200	Minerva Luxembourg SA, Gtd. Notes, 144A, 12.250%, 02/10/22	244,000
	750	Pentair Finance SA, Gtd. Notes, 144A, 2.650%, 12/01/19	735,303
	380	RSHB Capital SA for OJSC Russian Agricultural Bank, Sr. Unsec’d. Notes, 144A, 7.125%, 01/14/14	397,062
	175	TNK-BP Finance SA, Gtd. Notes, 144A, MTN, 6.625%, 03/20/17	198,625
	315	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18	350,437
EUR	150	Wind Acquisition Finance SA, Sec’d. Notes, 144A, 11.750%, 07/15/17	215,889
	100	11.750%, 07/15/17	107,500
EUR	300	Sec’d. Notes, RegS, 11.750%, 07/15/17	431,778

			5,268,023

Malaysia — 0.6%
	825	1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS, 3.928%, 06/04/15	875,384
MYR	3,500	Malaysia Government Bond, Unsec’d. Notes, Ser. 0211, 3.434%, 08/15/14	1,132,473

			2,007,857

Mexico — 2.8%
MXN	8,000	Mexican Bonos, Unsec’d. Notes, Ser. M 10, 8.000%, 12/17/15	686,764

EUR	504	Mexico Government International Bond, Sr. Unsec’d. Notes, 5.375%, 06/10/13	694,387
	526	Sr. Unsec’d. Notes, MTN, 5.625%, 01/15/17	610,949
EUR	213	Sr. Unsec’d. Notes, Ser. G, MTN, 4.250%, 06/16/15	312,057
EUR	2,954	4.250%, 07/14/17	4,440,085
EUR	202	5.500%, 02/17/20	328,745
GBP	825	6.750%, 02/06/24	1,629,699
ITL	250,000	11.000%, 05/08/17	239,298
	300	Petroleos Mexicanos, Gtd. Notes, 4.875%, 01/24/22	330,375
	170	Gtd. Notes, 144A, 3.500%, 01/30/23	166,600

			9,438,959

Netherlands — 0.7%
EUR	155	Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS, 8.500%, 07/31/15	223,085
	200	Indo Integrated Energy II BV, Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	219,000
	130	LUKOIL International Finance BV, Gtd. Notes, 144A, 7.250%, 11/05/19	156,650
EUR	300	Netherlands Government Bond, 2.500%, 01/15/17	434,897
EUR	400	Bonds, 144A, 4.000%, 07/15/18	625,806
EUR	131	NXP BV/NXP Funding LLC, Sr. Sec’d. Notes, Ser. EXCH, 2.945%, 10/15/13(a)	177,282
EUR	300	Wolters Kluwer NV, Sr. Unsec’d. Notes, 6.375%, 04/10/18	490,125

			2,326,845

New Zealand
NZD	200	New Zealand Government Bond, Sr. Unsec’d. Notes, Ser. 415, 6.000%, 04/15/15	179,846

Peru — 2.4%
	500	Peruvian Government International Bond, Sr. Unsec’d. Notes, 7.350%, 07/21/25	705,000
EUR	4,003	Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	6,048,879
PEN	3,000	9.910%, 05/05/15	1,365,525

			8,119,404

Philippines — 1.9%
PHP	60,000	Philippine Government International Bond, Sr. Unsec’d. Notes, 3.900%, 11/26/22	1,585,351
EUR	2,881	6.250%, 03/15/16	4,449,670
	250	6.500%, 01/20/20	315,625

			6,350,646

Poland — 2.5%
PLN	1,500	Poland Government Bond, Ser. 1016, 4.750%, 10/25/16	509,244
JPY	200,000	Poland Government International Bond, Sr. Unsec’d. Notes, Ser. 9, 2.340%, 11/13/14	2,247,493
CHF	500	Sr. Unsec’d. Notes, Ser. E, MTN, 2.125%, 03/31/14	560,024
CHF	3,000	2.625%, 05/12/15	3,436,295
EUR	500	3.625%, 02/01/16	725,190
EUR	500	5.250%, 01/20/25	807,886

			8,286,132

Portugal — 1.5%
	200	Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS, 3.500%, 03/25/15	198,500
EUR	400	Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 3.850%, 04/15/21	463,678
EUR	1,445	4.100%, 04/15/37	1,410,292
EUR	1,910	4.750%, 06/14/19	2,448,931
EUR	350	Sr. Unsec’d. Notes, RegS, 4.950%, 10/25/23	430,622

			4,952,023

Romania — 0.6%
RON	1,000	Romania Government Bond, Unsec’d. Notes, Ser. 2YR, 5.850%, 07/28/14	310,040
EUR	1,207	Romanian Government International Bond, Sr. Unsec’d. Notes, RegS, 5.000%, 03/18/15	1,719,978

			2,030,018

Russia — 1.0%
	2,713	Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS, 7.500%, 03/31/30	3,390,625

Singapore — 0.2%
	400	Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS, 12.500%, 07/08/15	430,000
SGD	325	Singapore Government Bond, Sr. Unsec’d. Notes, 1.375%, 10/01/14	267,375

			697,375

Slovak Republic — 0.2%
EUR	400	Slovakia Government International Bond, Unsec’d. Notes, 4.500%, 05/20/14	570,707

South Africa — 2.0%
EUR	200	Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 4.000%, 03/07/13	271,558
ZAR	6,745	South Africa Government Bond, Ser. R213, 7.000%, 02/28/31	690,102
ZAR	21,555	Ser. R214, 6.500%, 02/28/41	1,958,347
EUR	554	South Africa Government International Bond, 5.250%, 05/16/13	760,115
EUR	1,977	Unsec’d. Notes, Ser. E, MTN, 4.500%, 04/05/16	2,923,261

			6,603,383

South Korea — 1.2%
	500	Korea Development Bank, Sr. Unsec’d. Notes, 3.500%, 08/22/17	535,547
	550	3.875%, 05/04/17	594,998
	1,000	Korea Housing Finance Corp., Covered Notes, RegS, 4.125%, 12/15/15	1,077,319
	270	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, 144A, 4.750%, 07/13/21	299,992
	200	National Agricultural Cooperative Federation, Sr. Unsec’d. Notes, 144A, MTN, 3.500%, 02/08/17	210,615
EUR	880	Republic of Korea, Sr. Unsec’d. Notes, 3.625%, 11/02/15	1,271,328

			3,989,799

Spain — 5.2%
EUR	600	Autonomous Community of Andalusia Spain, Sr. Unsec’d. Notes, 5.125%, 07/08/13	807,684

CHF	600	Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes, 3.000%, 11/05/13	659,634
EUR	500	4.051%, 06/12/13	679,982
EUR	400	Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN, RegS, 4.375%, 03/31/14	557,857
EUR	950	Spain Government Bond, 3.000%, 04/30/15	1,299,835
EUR	2,900	Sr. Unsec’d. Notes, 3.250%, 04/30/16	3,943,675
EUR	1,850	3.400%, 04/30/14	2,559,983
EUR	1,120	Sr. Unsub. Notes, 4.700%, 07/30/41	1,297,514
EUR	3,505	5.850%, 01/31/22	5,040,416
	480	Spain Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 06/17/13	480,998

			17,327,578

Supranational — 0.8%
	230	Corp. Andina de Fomento, Sr. Unsec’d. Notes, 3.750%, 01/15/16	242,600
NOK	5,000	European Investment Bank, Sr. Unsec’d. Notes, Ser. E, MTN, 4.250%, 05/19/17	965,681
SEK	9,000	4.500%, 08/12/17	1,554,056

			2,762,337

Sweden — 0.4%
	1,250	Nordea Bank AB, Sr. Unsec’d. Notes, 144A, 3.125%, 03/20/17	1,322,125

Thailand — 0.4%
	600	Bangkok Bank PCL, Sr. Unsec’d. Notes, 144A, 3.875%, 09/27/22	614,061
THB	21,000	Thailand Government Bond, Sr. Unsec’d. Notes, 3.650%, 12/17/21	708,911

			1,322,972

Turkey — 1.8%
	200	Export Credit Bank of Turkey, Unsec’d. Notes, 144A, 5.375%, 11/04/16	215,500
TRY	2,000	Turkey Government Bond, 5.740%, 07/17/13(d)	1,108,514
TRY	1,500	7.500%, 09/24/14	875,736
EUR	1,148	Turkey Government International Bond, Sr. Unsec’d. Notes, 5.500%, 02/16/17	1,734,883
EUR	1,439	6.500%, 02/10/14	2,055,659

			5,990,292

United Arab Emirates — 0.2%
	268	Dolphin Energy Ltd., Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	300,705
	200	Dubai Electricity & Water Authority, Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	224,000

			524,705

United Kingdom — 2.6%
	450	Barclays Bank PLC, Sr. Unsec’d. Notes, 6.750%, 05/22/19	555,103
	125	BP Capital Markets PLC, Gtd. Notes, 4.500%, 10/01/20	142,270
	150	HSBC Holdings PLC, Sr. Unsec’d. Notes, 4.875%, 01/14/22	169,837
	85	5.100%, 04/05/21	98,274
	125	Sub. Notes, 6.500%, 09/15/37	155,822
	525	6.800%, 06/01/38	679,364
EUR	200	Imperial Tobacco Finance PLC, Gtd. Notes, Ser. E, MTN, 8.375%, 02/17/16	324,404
	575	Lloyds TSB Bank PLC, Gtd. Notes, 4.200%, 03/28/17(f)	634,456
	500	6.375%, 01/21/21	616,081
	245	Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	288,099
	150	Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	178,854
	325	Royal Bank of Scotland PLC (The), Gtd. Notes, 6.125%, 01/11/21	391,511
	400	Sasol Financing International PLC, Gtd. Notes, 4.500%, 11/14/22	395,000
GBP	70	United Kingdom Gilt, Unsec’d. Notes, 1.000%, 09/07/17	111,076
GBP	600	1.750%, 09/07/22	923,190
GBP	320	4.250%, 12/07/40	593,796
GBP	1,215	4.500%, 12/07/42	2,356,717

			8,613,854

Venezuela — 0.1%
	150	Petroleos de Venezuela SA, Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	143,250
	300	Venezuela Government International Bond, Sr. Unsec’d. Notes, RegS, 7.000%, 12/01/18	287,550

			430,800

		Total foreign bonds	215,329,462

ASSET-BACKED SECURITIES — 7.2%
Non-Residential Mortgage-Backed Securities — 2.1%
	428	AIMCO CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.552%, 10/20/19(a)	418,365
	500	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.803%, 10/17/21(a)	502,286
	500	ARES CLO Ltd. (Cayman Islands), Ser. 2011-16A, Class A, 144A, 1.911%, 05/17/21(a)	502,056
	238	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2006-2A, Class A2, 144A, 0.561%, 01/26/20(a)	233,865
EUR	766	Avoca CLO I BV (Ireland), Ser. II-A, Class A1, 144A, 0.671%, 01/15/20(a)	1,013,097
	310	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.562%, 05/25/17(a)	308,439
	448	Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A, 0.561%, 04/25/19(a)	440,761
	505	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A, 0.552%, 07/22/20(a)	495,628
EUR	500	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A, 4.817%, 08/01/16(a)	653,507
	357	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A, 0.570%, 11/15/17(a)	354,481
	325	Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A, 0.568%, 09/15/17(a)	320,747
EUR	223	Lightpoint Pan-European CLO PLC (Ireland), Ser. 2006-1A, Class A, 144A, 0.476%, 01/31/22(a)	295,340
	8	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.852%, 01/20/16(a)	7,810
	97	Mountain Capital CLO Ltd. (Cayman Islands), 144A, Ser. 2004-3A, Class A2L, 1.110%, 02/15/16(a)	97,362
	381	Ser. 2005-4A, Class A1L, 0.558%, 03/15/18(a)	372,760
EUR	286	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 0.876%, 09/14/19(a)	378,768

132	Rosedale CLO Ltd. (Cayman Islands), Ser. 2006-A, Class A1S, 144A, 0.552%, 07/24/21(a)	129,557
250	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A, 2.961%, 08/17/22(a)	251,290
400	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.563%, 11/01/18(a)	395,636
15	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.802%, 01/21/16(a)(e)	14,615

		7,186,370

Residential Mortgage-Backed Securities — 5.1%
310	ACE Securities Corp., Ser. 2004-FM1, Class M1, 1.104%, 09/25/33(a)	304,869
1,000	Ser. 2005-HE2, Class M4, 1.164%, 04/25/35(a)	865,998
449	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5, 1.104%, 06/25/34(a)	443,406
400	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1, 1.164%, 09/25/34(a)	388,700
300	Argent Securities, Inc., Ser. 2004-W6, Class M1, 0.754%, 05/25/34(a)	293,333
1,452	Ser. 2005-W2, Class A2C, 0.564%, 10/25/35(a)	1,237,084
354	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1, 1.104%, 03/25/34(a)	315,440
253	Ser. 2004-HE3, Class M2, 1.929%, 04/25/34(a)	234,452
214	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2, 0.604%, 05/25/34(a)	213,451
742	Citicorp Residential Mortgage Trust, Ser. 2006-2, Class A4, 5.775%, 09/25/36	754,515
141	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2, 0.564%, 10/25/34(a)	140,148
204	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1, 1.704%, 03/25/33(a)	199,826
982	Finance America Mortgage Loan Trust, Ser. 2004-2, Class M1, 1.029%, 08/25/34(a)	883,501
421	Fremont Home Loan Trust, Ser. 2004-1, Class M1, 0.879%, 02/25/34(a)	367,433

910	Ser. 2004-B, Class M1, 1.074%, 05/25/34(a)	803,384
250	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.179%, 11/25/33(a)	244,930
1,000	Ser. 2005-HE5, Class M1, 0.624%, 11/25/35(a)	937,089
616	Home Equity Asset Trust, Ser. 2004-3, Class M1, 1.059%, 08/25/34(a)	551,496
1,000	Ser. 2005-9, Class 2A4, 0.544%, 04/25/36(a)	933,960
400	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4, 0.505%, 07/20/36(a)	380,906
600	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1, 1.059%, 07/25/34(a)	553,625
375	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1, 0.904%, 09/25/34(a)	349,689
267	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1, 1.004%, 08/25/35(a)	228,128
347	Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1, 1.254%, 09/25/33(a)	334,824
427	Ser. 2004-NC1, Class M1, 1.254%, 12/25/33(a)	423,726
437	Ser. 2004-OP1, Class M1, 1.074%, 11/25/34(a)	391,202
675	Ser. 2004-WMC1, Class M1, 1.134%, 06/25/34(a)	660,163
264	Ser. 2004-WMC2, Class M1, 1.119%, 07/25/34(a)	257,921
383	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3, 1.184%, 02/25/33(a)	365,708
438	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.329%, 10/25/33(a)	427,777
940	Ser. 2005-C, Class A2C, 0.454%, 12/25/35(a)	920,425
384	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2, 0.864%, 11/25/33(a)	345,711
230	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1, 5.169%, 09/25/34(a)	195,075
106	Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4, 0.909%, 03/25/34(a)	97,594
376	Ser. 2004-8, Class A8, 1.204%, 09/25/34(a)	373,759

	807	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-5, Class 1A1, 5.500%, 05/25/37	852,392

			17,271,640

		Total asset-backed securities	24,458,010

BANK LOANS(a) — 2.5%
Aerospace & Defense
	99	Booz Allen & Hamilton, Inc., 2.952%, 12/31/17	98,997

Automotive — 0.1%
	197	Chrysler LLC, 6.000%, 05/24/17	201,063

Cable — 0.2%
	479	Cequel Communications Holdings LLC, 4.000%, 02/14/19	482,837
	54	Kabel Deutschland Vertrieb und Service GmbH (Germany), 4.250%, 02/01/19	53,504

			536,341

Chemicals — 0.1%
	184	Ashland, Inc., 3.750%, 08/23/18	186,256
	174	Rockwood Holdings, Inc., 3.500%, 02/09/18	174,798

			361,054

Consumer
	139	Visant Corp., 5.250%, 12/22/16	133,701

Electric
	87	Calpine Corp., 4.500%, 04/01/18	88,233
	87	4.500%, 04/01/18	88,227

			176,460

Foods
	144	Del Monte Foods Co., 4.500%, 03/08/18	144,263

Gaming — 0.1%
	135	CCM Merger, Inc., 6.000%, 03/01/17	135,870
	248	Scientific Games Corp., 3.210%, 06/30/15	248,224

			384,094

Healthcare & Pharmaceutical — 0.8%
	104	Alere, Inc., 3.311%, 06/30/16	103,643

	101	4.750%, 06/30/17	101,424
	37	4.750%, 06/30/17	37,281
	466	Community Health Systems, Inc., 3.811%, 01/25/17	469,941
	223	DaVita, Inc., 4.000%, 11/01/19	225,190
	56	HCA, Inc., 3.452%, 02/02/16	55,861
	134	3.561%, 03/31/17	134,480
	478	Hologic, Inc., 3.313%, 08/01/17	478,747
	442	RPI Finance Trust, 3.500%, 05/09/18	446,869
	151	4.000%, 11/09/18	152,824
	373	Universal Health Services, Inc., 2.060%, 08/15/16	372,656

			2,578,916

Pipelines & Other — 0.1%
	225	Energy Transfer Equity LP, 3.750%, 03/24/17	226,813

Real Estate Investment Trusts — 0.1%
	190	CB Richard Ellis Services, Inc., 3.705%, 09/04/19	190,691

Retailers — 0.3%
GBP	400	Alliance Boots Ltd. (United Kingdom), 3.983%, 07/09/17	623,295
	320	Dollar General Corp., 2.952%, 07/07/14	321,200

			944,495

Technology — 0.6%
	237	First Data Corp., 4.205%, 03/26/18	234,988
	18	5.205%, 03/24/17	17,992
	300	5.205%, 09/24/18	299,875
	234	Flextronics International Ltd. (Singapore), 2.452%, 10/01/14	233,937
	300	Freescale Semiconductor, Inc., 4.460%, 12/01/16	300,250
	425	NXP BV (Netherlands), 4.750%, 01/11/20	430,180
	394	Sensata Technologies BV (Netherlands), 3.750%, 05/12/18	398,022
	117	SunGard Data Systems, Inc., 3.859%, 02/28/16	118,060
	5	3.958%, 02/28/17	4,622

			2,037,926

Telecommunications — 0.1%
289	Fibertech Networks LLC, 5.750%, 11/30/16	290,559

	Total bank loans	8,305,373

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
119	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2, 5.589%, 09/15/40	118,861
400	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.803%, 05/15/46(a)	427,351
600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5, 5.224%, 04/10/37	659,915
433	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	446,611
198	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45	199,930
268	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	274,622
956	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2, 5.845%, 07/15/40	958,215
740	Morgan Stanley Capital I, Inc., Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	771,018
364	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A2, 5.569%, 05/15/46	364,783

	Total commercial mortgage-backed securities	4,221,306

CORPORATE BONDS — 19.7%
Aerospace & Defense — 0.2%
350	B/E Aerospace, Inc., Sr. Unsec’d. Notes, 5.250%, 04/01/22	368,375
100	Textron, Inc., Sr. Unsec’d. Notes, 5.600%, 12/01/17	112,679
200	7.250%, 10/01/19	241,691

		722,745

Airlines — 0.2%
92	Continental Airlines, Inc., Pass-thru Certs., Ser. A, 4.750%, 01/12/21	101,089

213	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	240,863
22	Ser. 2A, 4.950%, 05/23/19	23,581
229	Ser. A, 5.300%, 04/15/19	252,792
111	United Airlines, Inc., Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	120,036

		738,361

Automotive — 0.4%
50	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	54,233
350	Delphi Corp., Gtd. Notes, 5.875%, 05/15/19	374,500
460	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 4.207%, 04/15/16	489,577
225	5.625%, 09/15/15	246,247
100	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	102,740
75	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	81,581

		1,348,878

Banking — 5.7%
506	American Express Co., Sr. Unsec’d. Notes, 144A, 2.650%, 12/02/22	491,221
750	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.800%, 09/19/16	792,296
235	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	264,890
225	Sr. Unsec’d. Notes, 5.700%, 01/24/22	263,861
540	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	604,090
700	5.875%, 02/07/42	850,634
120	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	127,993
400	Sub. Notes, 4.750%, 08/15/13	408,135
200	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	248,415
350	Capital One Bank USA NA, Sub. Notes, 8.800%, 07/15/19	479,432
115	Capital One Financial Corp., Sub. Notes, 6.150%, 09/01/16	132,429

425	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22	465,411
385	6.125%, 05/15/18	458,582
110	8.125%, 07/15/39	162,180
605	8.500%, 05/22/19	806,833
300	Sub. Notes, 5.500%, 02/15/17	333,767
1,200	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 5.250%, 07/27/21	1,355,240
205	6.250%, 02/01/41	248,555
1,300	Sr. Unsec’d. Notes, MTN, 7.500%, 02/15/19	1,634,089
185	Sub. Notes, 6.750%, 10/01/37	208,832
225	HSBC USA, Inc., Sr. Unsec’d. Notes, 2.375%, 02/13/15	232,049
450	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)	517,680
800	Sr. Unsec’d. Notes, 3.150%, 07/05/16	846,432
30	4.250%, 10/15/20(f)	32,850
830	4.350%, 08/15/21(f)	907,544
500	5.600%, 07/15/41	598,278
150	6.000%, 01/15/18	178,173
90	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21	103,938
600	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN, 5.450%, 02/05/13	600,000
325	Morgan Stanley, Sr. Unsec’d. Notes, 6.375%, 07/24/42	385,915
1,970	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	2,234,260
345	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 3.000%, 09/24/15	353,274
50	4.625%, 04/19/16	53,175
245	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18(a)	276,848
340	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	358,676
370	Wachovia Bank NA, Sub. Notes, 4.875%, 02/01/15(f)	397,783
425	Wells Fargo & Co., Sr. Unsec’d. Notes, 3.676%, 06/15/16	460,238
120	Sr. Unsec’d. Notes, MTN, 3.500%, 03/08/22	125,081
130	4.600%, 04/01/21	146,902

		19,145,981

Brokerage — 0.1%
450	Jefferies Group, Inc., Sr. Unsec’d. Notes, 5.125%, 01/20/23	461,572
100	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 6.875%, 05/02/18(g)	25,125

		486,697

Building Materials & Construction — 0.4%
250	Cemex Finance LLC, Sr. Sec’d. Notes, RegS, 9.500%, 12/14/16	266,875
110	CRH America, Inc., Gtd. Notes, 8.125%, 07/15/18	134,944
260	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	268,281
270	Owens Corning, Gtd. Notes, 4.200%, 12/15/22	273,925
420	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	447,240

		1,391,265

Cable — 1.0%
250	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	267,500
485	COX Communications, Inc., Sr. Unsec’d. Notes, 144A, 3.250%, 12/15/22 (original cost $484,253; purchased 11/26/12)(e)(h)	485,589
325	CSC Holdings LLC, Sr. Unsec’d. Notes, 6.750%, 11/15/21	365,625
185	8.625%, 02/15/19	222,462
125	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	132,501
225	3.550%, 03/15/15	236,470
65	4.750%, 10/01/14	69,103
900	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	966,375
195	Time Warner Cable, Inc., Gtd. Notes, 6.750%, 07/01/18	241,529
300	8.750%, 02/14/19	400,652

		3,387,806

Capital Goods — 1.1%
200	ABB Finance USA, Inc., Gtd. Notes, 2.875%, 05/08/22	200,318
400	Actuant Corp., Gtd. Notes, 5.625%, 06/15/22	412,000
300	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	309,000

145	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.850%, 09/01/17	172,544
250	ERAC USA Finance Co., Gtd. Notes, 144A, 6.375%, 10/15/17 (original cost $273,750; purchased 02/09/10)(e)(h)	300,483
190	7.000%, 10/15/37 (original cost $221,242; purchased 10/26/11)(e)(h)	240,543
1,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A, 2.500%, 03/15/16 (original cost $998,520; purchased 09/24/12)(e)(h)	1,016,698
125	Unsec’d. Notes, 144A, 3.125%, 05/11/15 (original cost $124,879; purchased 05/08/12)(e)(h)	129,622
675	United Technologies Corp., Sr. Unsec’d. Notes, 4.500%, 06/01/42	725,123
225	Xylem, Inc., Sr. Unsec’d. Notes, 4.875%, 10/01/21	251,394

		3,757,725

Chemicals — 0.4%
75	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 02/15/15	82,598
134	7.600%, 05/15/14	145,540
152	9.400%, 05/15/39	240,307
650	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	721,222

		1,189,667

Consumer — 0.2%
450	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	481,500
250	Service Corp. International, Sr. Unsec’d. Notes, 7.000%, 06/15/17	287,188

		768,688

Electric — 0.3%
250	AES Corp. (The), Sr. Unsec’d. Notes, 8.000%, 10/15/17	288,750
250	9.750%, 04/15/16	297,500
350	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	368,844
105	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	130,123
50	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	60,200

		1,145,417

Energy–Other — 0.3%
175	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	207,356

35	6.450%, 09/15/36	41,908
240	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	255,600
170	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	174,488
200	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	242,355

		921,707

Foods — 1.2%
225	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	351,964
1,100	ARAMARK Corp., Gtd. Notes, 8.500%, 02/01/15	1,106,886
755	ARAMARK Holdings Corp., Sr. Unsec’d. Notes, 144A, PIK, 8.625%, 05/01/16	772,939
250	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.000%, 04/15/19	313,980
200	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	228,750
300	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	317,625
190	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21 (original cost $175,275; purchased 12/08/11)(e)(h)	197,363
75	Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 6.875%, 01/26/39	99,130
350	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	352,625
205	SUPERVALU, Inc., Sr. Unsec’d. Notes, 7.500%, 11/15/14	205,771
90	Tyson Foods, Inc., Gtd. Notes, 6.600%, 04/01/16(a)	103,418

		4,050,451

Gaming — 0.3%
205	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21	222,937
200	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15	203,500
400	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17	428,000
250	Yonkers Racing Corp., Sec’d. Notes, 144A, 11.375%, 07/15/16 (original cost $263,750; purchased 06/28/12)(e)(h)	270,000

		1,124,437

Healthcare & Pharmaceutical — 1.0%
710	AbbVie, Inc., Sr. Unsec’d. Notes, 144A, 4.400%, 11/06/42	713,015
280	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	306,368
45	5.375%, 05/15/43	51,389

50	Becton, Dickinson and Co., Sr. Unsec’d. Notes, 5.000%, 11/12/40	56,839
125	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	152,146
250	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18	291,250
400	Sr. Unsec’d. Notes, 7.190%, 11/15/15	444,000
35	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	39,200
170	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17	190,252
500	Valeant Pharmaceuticals International, Gtd. Notes, 144A, 6.500%, 07/15/16	520,625
200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 5.000%, 08/15/14	212,319
70	Wyeth, Gtd. Notes, 6.450%, 02/01/24	93,358
415	Zoetis, Inc., Sr. Unsec’d. Notes, 144A, 3.250%, 02/01/23	412,021

		3,482,782

Healthcare Insurance — 0.4%
225	Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 02/15/42	251,237
140	5.875%, 03/15/41	166,397
360	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	391,764
235	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.625%, 11/15/37	303,496
95	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42	94,105

		1,206,999

Insurance — 1.0%
300	American International Group, Inc., Sr. Unsec’d. Notes, 4.875%, 09/15/16	335,074
75	6.400%, 12/15/20	91,824
100	8.250%, 08/15/18	129,801
300	Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18	350,568
140	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)	152,250
175	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, 5.125%, 04/15/22	197,697
500	6.625%, 04/15/42	620,068
90	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	97,621

30	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	30,075
80	Sr. Unsec’d. Notes, 6.300%, 10/09/37	95,104
200	8.750%, 07/01/19	267,081
100	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19	130,576
50	Northwestern Mutual Life Insurance, Sub. Notes, 144A, 6.063%, 03/30/40	62,967
100	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	108,500
210	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	280,677
245	Unum Group, Sr. Unsec’d. Notes, 7.125%, 09/30/16	286,254

		3,236,137

Lodging — 0.2%
185	Felcor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	210,206
125	Marriott International, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/19	129,799
150	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 5.750%, 02/01/18	170,530

		510,535

Media & Entertainment — 1.0%
250	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 9.125%, 08/01/18	280,000
130	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	161,215
100	NBCUniversal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	110,145
415	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	492,180
120	6.150%, 02/15/41	146,220
60	6.900%, 08/15/39	77,772
450	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	493,875
600	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	612,000
450	8.600%, 08/15/16	495,000
200	SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	224,000
99	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	125,490

55	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	58,095
233	4.500%, 02/27/42	221,960

		3,497,952

Metals — 0.3%
110	Newmont Mining Corp., Gtd. Notes, 4.875%, 03/15/42	109,334
100	6.250%, 10/01/39	118,223
400	Peabody Energy Corp., Gtd. Notes, 6.000%, 11/15/18	419,000
400	Steel Dynamics, Inc., Gtd. Notes, 6.750%, 04/01/15	403,000

		1,049,557

Non-Captive Finance — 0.9%
165	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 4.625%, 01/07/21(f)	184,580
585	5.875%, 01/14/38	683,986
100	Sub. Notes, 5.300%, 02/11/21(f)	113,722
200	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	213,500
75	Sr. Unsec’d. Notes, 5.750%, 05/15/16	80,686
125	6.250%, 05/15/19	138,125
55	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	60,517
510	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	535,514
75	6.000%, 01/25/17	82,880
60	8.000%, 03/25/20	69,450
225	8.450%, 06/15/18	268,056
390	Sr. Unsec’d. Notes, Ser. A, MTN, 5.000%, 04/15/15	413,170

		2,844,186

Packaging — 0.2%
140	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	162,400
400	Owens-Brockway Glass Container, Inc., Gtd. Notes, 7.375%, 05/15/16	460,000

		622,400

Paper — 0.4%
130	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	149,467
75	7.300%, 11/15/39	97,567
200	7.950%, 06/15/18	256,890

450	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19	563,517
175	Rock-Tenn Co., Sr. Unsec’d. Notes, 144A, 4.450%, 03/01/19	187,101

		1,254,542

Pipelines & Other — 0.3%
200	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.625%, 11/01/37	258,949
85	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	91,587
420	5.150%, 02/01/43	415,929
170	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 7.300%, 08/15/33	217,146
75	Northwest Pipeline GP, Sr. Unsec’d. Notes, 6.050%, 06/15/18	90,316

		1,073,927

Railroads — 0.1%
300	Norfolk Southern Corp., Sr. Unsec’d. Notes, 6.000%, 03/15/05	358,359

Real Estate Investment Trusts — 0.2%
250	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	266,166
45	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	47,383
95	4.200%, 02/01/15	100,754
40	6.125%, 05/30/18	48,597
200	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	222,281

		685,181

Retailers — 0.5%
200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	251,421
75	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22	77,635
350	QVC, Inc., Sr. Sec’d. Notes, 144A, 7.500%, 10/01/19	386,813
450	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	475,875
250	Target Corp., Sr. Unsec’d. Notes, 7.000%, 01/15/38	353,917

		1,545,661

Technology — 0.5%
250	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	266,337
50	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	51,805

400	CommScope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19 (original cost $391,250; purchased 09/29/11)(e)(h)	437,000
50	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	52,696
45	3.125%, 06/15/16	47,458
150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20	163,500
400	TransUnion LLC/TransUnion Financing Corp., Gtd. Notes, 11.375%, 06/15/18	462,500
225	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	236,941

		1,718,237

Telecommunications — 0.6%
235	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	257,537
130	6.550%, 02/15/39	163,512
200	CC Holdings GS V LLC, Sr. Sec’d. Notes, 144A, 2.381%, 12/15/17	200,355
250	MetroPCS Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18	270,625
465	Qwest Corp., Sr. Unsec’d. Notes, 6.500%, 06/01/17	540,485
400	Sprint Nextel Corp., Sr. Unsec’d. Notes, 7.000%, 08/15/20	433,000
85	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.400%, 02/15/38	107,990

		1,973,504

Tobacco — 0.3%
250	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	407,531
60	Lorillard Tobacco Co., Gtd. Notes, 3.500%, 08/04/16	63,539
80	8.125%, 06/23/19	101,986
300	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	361,841

		934,897

	Total corporate bonds	66,174,681

MUNICIPAL BONDS — 1.3%
75	California St. BABs, 7.625%, 03/01/40	109,314
115	Taxable Var. Purp. GO, 7.500%, 04/01/34	161,766
100	Chicago IL Brd. Ed., BABs, Taxable Ser. E, 6.138%, 12/01/39	109,295

60	City of Chicago IL, O’Hare International Arpt., BABs, 6.395%, 01/01/40	76,747
275	Connecticut St. Spl. Tax Obligation Rev., BABs, 5.459%, 11/01/30	318,373
175	District of Columbia Income Tax Rev., BABs, 5.582%, 12/01/35	214,373
175	District of Columbia Wtr. & Sewr. Auth. Pub. Util. Rev., Taxable, BABs, 5.522%, 10/01/44	211,234
125	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., BABs, 6.731%, 07/01/43	154,609
200	New Jersey St. Tpk. Auth. Tpk. Rev., BABs, Taxable, Issuer Subsidy Rev., Ser. A, 7.102%, 01/01/41	281,026
100	Ser. F, 7.414%, 01/01/40	145,203
250	New York, NY, BABs, 5.968%, 03/01/36	311,512
165	Ohio St. Univ. Gen. Rcpts., BABs, 4.910%, 06/01/40	187,843
500	Ohio St. Wtr. Dev. Auth. Wtr. Pollutn. Ctl. Rev. Taxable, BABs, 4.879%, 12/01/34	565,140
295	Pennsylvania St. Tpk. Commission, Tpk. Rev., BABs, 5.511%, 12/01/45	345,315
75	Regional Transn. Dist. Colo. Sales Tax Rev., BABs, Ser. B, 5.844%, 11/01/50	99,292
250	Salt River Project Agricultural Improvement & Pwr. Dist., Elec. Sys. Rev., BABs, 4.839%, 01/01/41	290,647
150	Texas St. Transn. Commn. Rev. Taxable First Tier. Ser. B, BABs, Direct pmt., 5.028%, 04/01/26	178,911
150	University of Calif. Rev., BABs, 5.770%, 05/15/43	179,442
250	University TX, Perm. Univ. BABs, 5.262%, 07/01/39	306,772
150	Utah St., BABs, Ser. D, GO, 4.554%, 07/01/24	174,218

	Total municipal bonds	4,421,032

U.S GOVERNMENT AGENCY OBLIGATION
100	Federal National Mortgage Association, 0.750%, 12/19/14(f)	100,848

U.S. TREASURY SECURITIES — 1.5%
210	U.S. Treasury Bonds, 2.750%, 08/15/42	193,397
478	U.S. Treasury Notes, 0.125%, 12/31/14	476,768
447	0.250%, 12/15/15	445,184
1,700	0.625%, 11/30/17	1,682,602
2,015	0.750%, 12/31/17	2,004,137
60	1.625%, 11/15/22	58,088

	Total U.S. treasury securities	4,860,176

Shares
PREFERRED STOCK
Banking
4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred) 7.875%(a)	111,440

	TOTAL LONG-TERM INVESTMENTS (cost $306,834,957)	327,982,328

SHORT-TERM INVESTMENTS — 1.2%
Affiliated Money Market Mutual Fund 1.1%
3,606,150	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $3,606,150)(i)	3,606,150

Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%
Put Options
$ 2,485	United States Dollar/Brazilian Real expiring 03/25/13 @ 1.930	5,781
5,200	United States Dollar/Chinese Yuan Renminbi expiring 04/11/13 @ 6.276	8,934
7,673	expiring 04/12/13 @ 6.400	138,733
2,560	United States Dollar/Russian Rouble expiring 04/11/13 @ 31.130	82,452

	Total options purchased (cost $456,553)	235,900

	TOTAL SHORT-TERM INVESTMENTS (cost $4,062,703)	3,842,050

TOTAL INVESTMENTS — 98.8% (cost $310,897,660)(k)	331,824,378
OTHER ASSETS IN EXCESS OF LIABILITIES(l) — 1.2%	4,184,275

NET ASSETS — 100.0%	$336,008,653

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CP—Commercial Paper

GMTN—Global Medium Term Note

GO—General Obligation

MTN—Medium Term Note

NA—Not Applicable

PIK—Payment-in-Kind

PSI—Private Sector Involvement

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

AONIA—Overnight Reserve Bank of Australia Rate

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BOBL— Bundesobligationen—German Federal Obligations

BTP—Buoni del Tesoro Poliennali—Long Term Italian fixed-rate Treasury Bonds and Notes

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

CIBOR—Copenhagen Interbank Offered Rate

CPI—Consumer Price Index

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

HIBOR—Hong Kong Interbank Offered Rate

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norwegian Interbank Offered Rate

OIS—Overnight Index Swap

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

#	Principal or Notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(c)	Represents a step bond. Rate shown reflects the rate in effect at January 31, 2013.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield at January 31, 2013.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Indicates a restricted security, the aggregate original cost of such securities is $2,932,919. The aggregate value of $3,077,298 is approximately 0.9% of net assets.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(j)	The amount represents the fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January, 31, 2013.

(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$315,025,666	$20,224,934	$(3,426,222)	$16,798,712

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
41	3 Month EURIBOR	Dec. 2013	$13,860,171	$13,840,124	$(20,047)
56	3 Month EURIBOR	Dec. 2014	18,863,761	18,846,556	(17,205)
76	2 Year U.S. Treasury Notes	Mar. 2013	16,751,000	16,752,063	1,063
50	10 Year U.S. Treasury Notes	Mar. 2013	6,561,334	6,564,062	2,728
49	Euro-BTP Italian Gov’t. Bond	Mar. 2013	7,265,453	7,508,778	243,325
13	Euro-BOBL	Mar. 2013	2,217,663	2,218,414	751
20	Euro-Bund	Mar. 2013	3,905,116	3,853,413	(51,703)
74	U.S. Long Bond	Mar. 2013	10,854,224	10,616,688	(237,536)
9	U.S. Ultra Bond	Mar. 2013	1,429,136	1,408,781	(20,355)
	Short Positions:
54	90 Day Euro Dollar	Dec. 2013	13,449,613	13,445,325	4,288
74	90 Day Euro Dollar	Dec. 2014	18,384,430	18,377,900	6,530
245	5 Year U.S. Treasury Notes	Mar. 2013	30,448,142	30,314,922	133,220

					$45,059

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Argentine Peso Expiring 03/14/13	Citibank NA	ARS	6,261,741	$1,215,400	$1,223,051	$7,651
Australian Dollar Expiring 04/23/13	Goldman Sachs	AUD	8,616,601	8,980,653	8,930,426	(50,227)
Expiring 04/23/13	Goldman Sachs	AUD	964,382	1,002,800	999,505	(3,295)
Brazilian Real Expiring 07/08/13	Citibank NA	BRL	2,046,541	979,300	1,006,118	26,818
Expiring 07/08/13	Citibank NA	BRL	2,027,461	1,002,800	996,738	(6,062)
Expiring 07/08/13	Citibank NA	BRL	1,701,426	817,600	836,453	18,853
Expiring 07/08/13	Citibank NA	BRL	1,681,008	808,200	826,415	18,215
Expiring 07/08/13	Citibank NA	BRL	1,647,350	786,700	809,868	23,168
Expiring 07/08/13	Citibank NA	BRL	1,350,856	649,700	664,107	14,407
British Pound Expiring 04/25/13	Goldman Sachs	GBP	3,638,831	5,762,402	5,768,598	6,196
Expiring 04/25/13	Goldman Sachs	GBP	1,009,200	1,600,008	1,599,873	(135)
Expiring 04/25/13	UBS AG	GBP	1,055,433	1,673,700	1,673,166	(534)
Canadian Dollar
Expiring 04/22/13	Goldman Sachs	CAD	1,379,300	1,367,962	1,380,485	12,523
Expiring 04/22/13	Morgan Stanley	CAD	14,876,853	15,066,663	14,889,629	(177,034)
Chilean Peso Expiring 02/06/13	Citibank NA	CLP	2,142,181,015	4,381,634	4,541,229	159,595
Expiring 02/06/13	Citibank NA	CLP	435,810,900	902,300	923,879	21,579
Expiring 02/06/13	Citibank NA	CLP	315,498,240	652,800	668,828	16,028
Expiring 02/06/13	Citibank NA	CLP	296,088,300	611,500	627,680	16,180
Expiring 02/06/13	Citibank NA	CLP	222,996,800	461,500	472,733	11,233
Expiring 02/06/13	UBS AG	CLP	292,735,270	604,700	620,572	15,872
Expiring 03/11/13	Citibank NA	CLP	2,390,970,025	5,048,501	5,043,943	(4,558)
Expiring 03/11/13	Citibank NA	CLP	431,195,880	909,600	909,642	42
Expiring 03/11/13	Citibank NA	CLP	367,138,800	771,300	774,509	3,209
Expiring 03/11/13	Citibank NA	CLP	309,865,200	654,000	653,685	(315)
Expiring 03/11/13	Citibank NA	CLP	265,784,400	557,200	560,693	3,493
Expiring 03/11/13	Citibank NA	CLP	15,800,110	32,477	33,332	855
Chinese Yuan Renminbi Expiring 03/12/13	Citibank NA	CNY	18,370,810	2,882,600	2,948,983	66,383
Expiring 03/12/13	UBS AG	CNY	18,683,713	2,929,400	2,999,212	69,812
Expiring 03/20/13	Morgan Stanley	CNY	8,635,409	1,351,500	1,385,706	34,206
Expiring 03/20/13	UBS AG	CNY	46,553,944	7,363,800	7,470,415	106,615
Expiring 03/20/13	UBS AG	CNY	23,544,745	3,717,200	3,778,176	60,976
Expiring 03/20/13	UBS AG	CNY	21,663,622	3,426,568	3,476,316	49,748
Expiring 03/20/13	UBS AG	CNY	10,217,862	1,615,600	1,639,639	24,039
Expiring 06/10/13	UBS AG	CNY	33,733,663	5,260,200	5,394,030	133,830
Expiring 10/29/13	Citibank NA	CNY	19,118,084	3,023,100	3,037,758	14,658
Expiring 10/29/13	UBS AG	CNY	52,086,740	8,209,100	8,276,296	67,196
Colombian Peso Expiring 04/08/13	Citibank NA	COP	5,984,026,235	3,373,183	3,351,641	(21,542)
Expiring 04/08/13	Citibank NA	COP	1,512,868,050	852,200	847,355	(4,845)
Czech Koruna Expiring 04/24/13	Citibank NA	CZK	19,008,615	1,005,700	1,006,226	526
Expiring 04/24/13	Citibank NA	CZK	17,947,860	937,000	950,075	13,075
Expiring 04/24/13	Goldman Sachs	CZK	45,586,897	2,367,107	2,413,155	46,048
Expiring 04/24/13	Goldman Sachs	CZK	19,192,528	1,005,800	1,015,962	10,162
Danish Krone Expiring 04/24/13	Deutsche Bank AG	DKK	56,716,453	10,173,300	10,329,984	156,684

Euro Expiring 04/24/13	Goldman Sachs	EUR	378,800	504,973	514,560	9,587
Expiring 04/24/13	UBS AG	EUR	630,500	840,511	856,467	15,956
Expiring 04/25/13	Goldman Sachs	EUR	7,953,128	10,589,264	10,803,532	214,268
Expiring 04/25/13	Goldman Sachs	EUR	827,930	1,106,700	1,124,660	17,960
Expiring 04/25/13	Goldman Sachs	EUR	745,300	1,003,758	1,012,416	8,658
Expiring 04/25/13	UBS AG	EUR	1,341,800	1,791,967	1,822,702	30,735
Expiring 04/25/13	UBS AG	EUR	1,001,642	1,338,600	1,360,631	22,031
Expiring 04/30/13	Citibank NA	EUR	745,300	1,003,777	1,012,439	8,662
Hong Kong Dollar Expiring 02/01/13	Citibank NA	HKD	29,701,972	3,830,200	3,829,844	(356)
Expiring 02/01/13	UBS AG	HKD	1,160,325	149,729	149,615	(114)
Hungarian Forint Expiring 04/24/13	Barclays Capital PLC	HUF	386,620,854	1,736,700	1,775,975	39,275
Expiring 04/24/13	Citibank NA	HUF	368,421,049	1,676,200	1,692,372	16,172
Expiring 04/24/13	Goldman Sachs	HUF	368,835,406	1,676,200	1,694,276	18,076
Expiring 04/24/13	Goldman Sachs	HUF	290,947,561	1,339,000	1,336,491	(2,509)
Expiring 04/24/13	Goldman Sachs	HUF	185,919,979	838,400	854,039	15,639
Expiring 04/24/13	UBS AG	HUF	222,293,584	1,002,800	1,021,124	18,324
Indian Rupee Expiring 03/18/13	UBS AG	INR	776,260,095	14,094,600	14,463,162	368,562
Expiring 03/18/13	UBS AG	INR	63,446,070	1,178,200	1,182,118	3,918
Expiring 03/18/13	UBS AG	INR	59,759,735	1,070,100	1,113,434	43,334
Expiring 03/18/13	UBS AG	INR	48,203,166	867,900	898,114	30,214
Expiring 03/18/13	UBS AG	INR	43,729,032	775,200	814,753	39,553
Expiring 03/18/13	UBS AG	INR	39,388,986	722,800	733,890	11,090
Expiring 03/18/13	UBS AG	INR	25,916,954	466,300	482,881	16,581
Expiring 04/15/13	UBS AG	INR	89,003,742	1,587,651	1,648,114	60,463
Expiring 04/15/13	UBS AG	INR	54,579,508	1,004,500	1,010,668	6,168
Expiring 04/15/13	UBS AG	INR	54,361,788	1,002,800	1,006,637	3,837
Expiring 04/15/13	UBS AG	INR	44,016,395	806,900	815,067	8,167
Expiring 04/15/13	UBS AG	INR	36,605,456	672,400	677,836	5,436
Indonesian Rupiah Expiring 03/18/13	UBS AG	IDR	13,925,216,000	1,446,400	1,422,851	(23,549)
Expiring 03/18/13	UBS AG	IDR	6,043,870,300	626,600	617,551	(9,049)
Expiring 03/18/13	UBS AG	IDR	5,610,707,600	581,300	573,291	(8,009)
Expiring 03/18/13	UBS AG	IDR	93,137,800	9,456	9,517	61
Expiring 05/28/13	UBS AG	IDR	9,103,466,400	927,600	922,108	(5,492)
Expiring 05/28/13	UBS AG	IDR	5,470,090,000	559,600	554,076	(5,524)
Expiring 07/03/13	UBS AG	IDR	16,204,749,000	1,627,800	1,633,860	6,060
Expiring 07/03/13	UBS AG	IDR	10,065,000,000	1,000,000	1,014,814	14,814
Expiring 07/03/13	UBS AG	IDR	9,916,424,000	1,004,500	999,833	(4,667)
Expiring 07/03/13	UBS AG	IDR	7,385,904,500	739,700	744,691	4,991
Israeli New Shekel Expiring 04/24/13	Citibank NA	ILS	3,773,590	1,010,300	1,014,378	4,078
Expiring 04/24/13	Citibank NA	ILS	3,737,222	1,003,900	1,004,602	702
Expiring 04/24/13	Goldman Sachs	ILS	13,329,781	3,556,496	3,583,177	26,681
Japanese Yen Expiring 04/25/13	Goldman Sachs	JPY	2,614,644,079	29,535,190	28,609,922	(925,268)
Expiring 04/25/13	Goldman Sachs	JPY	256,214,123	2,893,029	2,803,543	(89,486)

Malaysian Ringgit Expiring 03/11/13	UBS AG	MYR	19,524,965	6,394,918	6,267,600	(127,318)
Expiring 03/11/13	UBS AG	MYR	3,565,376	1,173,400	1,144,501	(28,899)
Expiring 05/20/13	UBS AG	MYR	1,895,972	611,900	605,850	(6,050)
Mexican Peso Expiring 04/22/13	Citibank NA	MXN	100,273	7,808	7,823	15
Expiring 04/22/13	UBS AG	MXN	102,526,724	8,076,578	7,998,543	(78,035)
New Zealand Dollar Expiring 04/23/13	Citibank NA	NZD	1,804,631	1,504,400	1,506,225	1,825
Expiring 04/23/13	Goldman Sachs	NZD	8,930,794	7,411,782	7,454,037	42,255
Norwegian Krone Expiring 04/24/13	Goldman Sachs	NOK	46,350,920	8,280,706	8,456,063	175,357
Peruvian Nuevo Sol Expiring 04/10/13	Citibank NA	PEN	8,471,880	3,307,777	3,281,532	(26,245)
Expiring 04/10/13	Citibank NA	PEN	4,271,680	1,673,200	1,654,609	(18,591)
Expiring 04/10/13	Citibank NA	PEN	2,163,336	848,700	837,955	(10,745)
Philippine Peso Expiring 03/18/13	Citibank NA	PHP	127,544,928	3,153,150	3,134,768	(18,382)
Expiring 03/18/13	UBS AG	PHP	36,605,024	890,200	899,669	9,469
Expiring 03/18/13	UBS AG	PHP	23,873,036	578,600	586,746	8,146
Polish Zloty Expiring 04/24/13	Citibank NA	PLN	3,936,859	1,246,159	1,263,666	17,507
Expiring 04/24/13	Goldman Sachs	PLN	6,705,268	2,116,141	2,152,279	36,138
Expiring 04/24/13	Goldman Sachs	PLN	2,606,404	838,400	836,612	(1,788)
Expiring 04/24/13	Goldman Sachs	PLN	1,672,577	534,900	536,869	1,969
Expiring 04/24/13	JPMorgan	PLN	4,175,596	1,337,200	1,340,297	3,097
Romanian Leu Expiring 04/24/13	Barclays Capital PLC	RON	8,062,576	2,426,567	2,469,360	42,793
Expiring 04/24/13	Citibank NA	RON	44,595,580	13,426,741	13,658,481	231,740
Expiring 04/24/13	Goldman Sachs	RON	27,480,394	8,285,253	8,416,539	131,286
Expiring 04/24/13	Goldman Sachs	RON	2,728,760	825,500	835,749	10,249
Expiring 04/24/13	UBS AG	RON	2,137,215	643,296	654,574	11,278
Russian Rouble Expiring 03/25/13	Citibank NA	RUB	52,151,754	1,651,993	1,723,157	71,164
Expiring 03/25/13	Citibank NA	RUB	36,809,082	1,156,500	1,216,217	59,717
Expiring 03/25/13	Citibank NA	RUB	30,408,101	974,400	1,004,720	30,320
Expiring 03/25/13	Citibank NA	RUB	30,250,066	974,300	999,499	25,199
Expiring 03/25/13	Citibank NA	RUB	29,802,544	950,700	984,712	34,012
Expiring 03/25/13	Citibank NA	RUB	28,184,177	890,200	931,239	41,039
Expiring 03/25/13	Citibank NA	RUB	27,769,821	870,500	917,549	47,049
Expiring 03/25/13	Citibank NA	RUB	27,728,037	870,500	916,168	45,668
Expiring 03/25/13	Citibank NA	RUB	24,731,250	791,400	817,150	25,750
Expiring 03/25/13	Citibank NA	RUB	24,221,878	755,800	800,320	44,520
Expiring 03/25/13	Citibank NA	RUB	20,095,530	649,500	663,981	14,481
Expiring 03/25/13	Citibank NA	RUB	19,956,408	649,200	659,384	10,184
Expiring 03/25/13	Citibank NA	RUB	18,653,470	586,200	616,333	30,133
Expiring 03/25/13	Citibank NA	RUB	18,557,697	580,200	613,169	32,969
Expiring 03/25/13	Citibank NA	RUB	14,730,157	461,500	486,702	25,202
Expiring 04/17/13	Citibank NA	RUB	20,400,264	669,300	671,374	2,074
Singapore Dollar Expiring 04/23/13	Citibank NA	SGD	1,652,722	1,347,000	1,335,306	(11,694)
Expiring 04/23/13	Deutsche Bank AG	SGD	2,064,079	1,671,400	1,667,659	(3,741)
Expiring 04/23/13	UBS AG	SGD	7,169,668	5,841,136	5,792,688	(48,448)
South African Rand Expiring 04/30/13	Citibank NA	ZAR	15,126,830	1,673,700	1,670,580	(3,120)
Expiring 04/30/13	Citibank NA	ZAR	110,000	12,150	12,148	(2)

South Korean Won Expiring 03/18/13	Citibank NA	KRW	502,236,605	461,500	460,003	(1,497)
Expiring 03/18/13	UBS AG	KRW	991,015,150	890,200	907,680	17,480
Expiring 03/18/13	UBS AG	KRW	828,423,000	747,000	758,760	11,760
Expiring 03/18/13	UBS AG	KRW	650,346,400	578,600	595,658	17,058
Expiring 03/29/13	UBS AG	KRW	1,269,341,500	1,169,900	1,161,879	(8,021)
Expiring 04/15/13	UBS AG	KRW	8,091,185,562	7,573,038	7,399,252	(173,786)
Swedish Krona Expiring 04/24/13	Deutsche Bank AG	SEK	7,541,185	1,172,291	1,184,019	11,728
Expiring 04/24/13	Deutsche Bank AG	SEK	3,228,681	501,400	506,926	5,526
Expiring 04/24/13	Goldman Sachs	SEK	39,730,696	6,087,348	6,237,999	150,651
Expiring 04/24/13	Goldman Sachs	SEK	4,904,410	768,800	770,027	1,227
Swiss Franc Expiring 04/24/13	Citibank NA	CHF	4,596,765	5,028,700	5,055,894	27,194
Expiring 04/24/13	Citibank NA	CHF	1,538,735	1,671,170	1,692,425	21,255
Expiring 04/24/13	Citibank NA	CHF	924,600	1,004,178	1,016,950	12,772
Expiring 04/24/13	Goldman Sachs	CHF	1,557,700	1,678,404	1,713,285	34,881
Expiring 04/24/13	Goldman Sachs	CHF	1,552,913	1,673,246	1,708,019	34,773
Expiring 04/24/13	Goldman Sachs	CHF	1,245,000	1,341,473	1,369,352	27,879
Expiring 04/24/13	Goldman Sachs	CHF	1,243,447	1,339,800	1,367,644	27,844
Expiring 04/24/13	Goldman Sachs	CHF	1,207,669	1,326,945	1,328,292	1,347
Expiring 04/24/13	Goldman Sachs	CHF	930,300	1,005,201	1,023,219	18,018
Expiring 04/24/13	Goldman Sachs	CHF	930,300	1,005,201	1,023,219	18,018
Expiring 04/24/13	Goldman Sachs	CHF	930,300	1,005,201	1,023,219	18,018
Expiring 04/24/13	JPMorgan	CHF	933,251	1,005,567	1,026,464	20,897
Taiwan Dollar Expiring 03/04/13	UBS AG	TWD	29,669,089	1,004,200	1,005,028	828
Expiring 03/12/13	UBS AG	TWD	53,785,402	1,838,503	1,822,040	(16,463)
Expiring 03/12/13	UBS AG	TWD	42,142,870	1,432,700	1,427,636	(5,064)
Expiring 03/12/13	UBS AG	TWD	25,379,286	864,800	859,751	(5,049)
Expiring 03/12/13	UBS AG	TWD	16,837,839	578,600	570,400	(8,200)
Expiring 04/30/13	UBS AG	TWD	22,542,875	784,100	763,864	(20,236)
Expiring 04/30/13	UBS AG	TWD	18,915,507	660,400	640,950	(19,450)
Expiring 04/30/13	UBS AG	TWD	18,718,512	650,400	634,275	(16,125)
Expiring 04/30/13	UBS AG	TWD	15,061,686	525,200	510,364	(14,836)
Expiring 11/13/13	UBS AG	TWD	43,613,042	1,526,800	1,481,384	(45,416)
Expiring 11/13/13	UBS AG	TWD	43,147,226	1,509,700	1,465,562	(44,138)
Expiring 11/13/13	UBS AG	TWD	10,570,196	369,200	359,033	(10,167)
Thai Baht Expiring 02/28/13	Citibank NA	THB	178,406,609	5,773,863	5,972,970	199,107
Expiring 02/28/13	UBS AG	THB	25,967,569	853,200	869,382	16,182
Turkish Lira Expiring 04/30/13	Deutsche Bank AG	TRY	1,794,494	1,001,059	1,009,289	8,230
Expiring 04/30/13	Goldman Sachs	TRY	13,658,306	7,622,508	7,681,927	59,419

				$383,646,010	$385,876,559	$2,230,549

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Argentine Peso Expiring 03/14/13	Citibank NA	ARS	3,415,229	$641,900	$667,067	$(25,167)
Expiring 03/14/13	Citibank NA	ARS	2,846,512	520,386	555,984	(35,598)
Australian Dollar Expiring 04/23/13	Goldman Sachs	AUD	1,285,825	1,338,600	1,332,656	5,944
Expiring 04/23/13	Goldman Sachs	AUD	971,842	1,005,700	1,007,237	(1,537)
Brazilian Real Expiring 04/18/13	Citibank NA	BRL	3,339,646	1,621,345	1,661,408	(40,063)
Expiring 04/18/13	Citibank NA	BRL	2,741,768	1,329,600	1,363,976	(34,376)

British Pound Expiring 04/24/13	Deutsche Bank AG	GBP	743,900	1,172,291	1,179,302	(7,011)
Expiring 04/24/13	Goldman Sachs	GBP	1,057,000	1,673,246	1,675,659	(2,413)
Expiring 04/24/13	Goldman Sachs	GBP	838,100	1,326,945	1,328,637	(1,692)
Expiring 04/24/13	Goldman Sachs	GBP	630,000	1,005,800	998,737	7,063
Expiring 04/25/13	Goldman Sachs	GBP	1,061,087	1,673,200	1,682,129	(8,929)
Expiring 04/25/13	Goldman Sachs	GBP	1,060,379	1,673,200	1,681,006	(7,806)
Expiring 04/25/13	Goldman Sachs	GBP	1,059,621	1,681,100	1,679,806	1,294
Expiring 04/25/13	Goldman Sachs	GBP	635,375	1,003,758	1,007,253	(3,495)
Expiring 04/25/13	Goldman Sachs	GBP	423,727	672,400	671,730	670
Expiring 04/25/13	Goldman Sachs	GBP	319,194	501,400	506,014	(4,614)
Expiring 04/25/13	JPMorgan	GBP	565,400	905,500	896,323	9,177
Expiring 04/30/13	Deutsche Bank AG	GBP	638,300	1,001,059	1,011,863	(10,804)
Canadian Dollar Expiring 04/22/13	Citibank NA	CAD	197,257	196,448	197,426	(978)
Expiring 04/22/13	Goldman Sachs	CAD	2,689,960	2,677,200	2,692,270	(15,070)
Expiring 04/22/13	Goldman Sachs	CAD	1,521,200	1,504,400	1,522,506	(18,106)
Chilean Peso Expiring 02/06/13	Citibank NA	CLP	2,390,970,025	5,069,911	5,068,639	1,272
Expiring 02/06/13	Citibank NA	CLP	622,050,000	1,300,000	1,318,689	(18,689)
Expiring 02/06/13	Citibank NA	CLP	467,301,120	976,800	990,636	(13,836)
Expiring 02/06/13	Citibank NA	CLP	224,989,380	463,800	476,957	(13,157)
Chinese Yuan Renminbi Expiring 03/20/13	Citibank NA	CNY	19,899,916	3,165,500	3,193,298	(27,798)
Expiring 03/20/13	UBS AG	CNY	65,375,271	10,340,916	10,490,633	(149,717)
Expiring 03/20/13	UBS AG	CNY	59,559,700	9,310,567	9,557,421	(246,854)
Expiring 03/20/13	UBS AG	CNY	21,000,000	3,340,492	3,369,826	(29,334)
Expiring 03/20/13	UBS AG	CNY	19,086,093	3,023,300	3,062,706	(39,406)
Colombian Peso Expiring 04/08/13	Citibank NA	COP	2,827,127,022	1,575,800	1,583,468	(7,668)
Expiring 04/08/13	Citibank NA	COP	1,673,898,960	939,000	937,548	1,452
Czech Koruna Expiring 04/24/13	Goldman Sachs	CZK	19,160,905	1,005,201	1,014,288	(9,087)
Danish Krone Expiring 04/24/13	Goldman Sachs	DKK	50,823,426	9,066,120	9,256,665	(190,545)
Euro Expiring 04/24/13	Citibank NA	EUR	1,239,500	1,671,170	1,683,730	(12,560)
Expiring 04/24/13	Citibank NA	EUR	935,700	1,246,159	1,271,050	(24,891)
Expiring 04/24/13	Goldman Sachs	EUR	1,004,500	1,339,801	1,364,507	(24,706)
Expiring 04/24/13	JPMorgan	EUR	755,800	1,005,567	1,026,674	(21,107)
Expiring 04/25/13	Citibank NA	EUR	96,895	130,448	131,622	(1,174)
Expiring 04/25/13	Goldman Sachs	EUR	2,481,800	3,306,152	3,371,278	(65,126)
Expiring 04/25/13	UBS AG	EUR	36,900	49,689	50,125	(436)
Hong Kong Dollar Expiring 02/01/13	Citibank NA	HKD	8,747,143	1,128,700	1,127,878	822
Expiring 02/01/13	Goldman Sachs	HKD	11,060,846	1,427,100	1,426,212	888
Expiring 02/01/13	Morgan Stanley	HKD	13,061,555	1,685,270	1,684,189	1,081
Expiring 02/01/13	UBS AG	HKD	3,007,671	387,985	387,816	169
Hungarian Forint Expiring 04/24/13	Citibank NA	HUF	119,460,340	534,900	548,751	(13,851)
Expiring 04/24/13	Goldman Sachs	HUF	300,675,842	1,341,473	1,381,179	(39,706)
Expiring 04/24/13	Goldman Sachs	HUF	225,423,505	1,005,201	1,035,501	(30,300)
Expiring 04/24/13	Goldman Sachs	HUF	150,094,696	671,364	689,472	(18,108)
Indian Rupee Expiring 03/18/13	UBS AG	INR	387,103,521	6,956,038	7,212,455	(256,417)
Expiring 03/18/13	UBS AG	INR	300,000,000	5,360,015	5,589,555	(229,540)
Expiring 03/18/13	UBS AG	INR	136,123,716	2,441,900	2,536,237	(94,337)
Expiring 03/18/13	UBS AG	INR	72,949,244	1,302,200	1,359,179	(56,979)
Expiring 03/18/13	UBS AG	INR	55,079,116	1,025,300	1,026,226	(926)

Indonesian Rupiah Expiring 03/18/13	UBS AG	IDR	15,679,572,300	1,601,100	1,602,107	(1,007)
Expiring 03/18/13	UBS AG	IDR	9,993,359,400	1,023,700	1,021,102	2,598
Expiring 05/28/13	UBS AG	IDR	14,573,556,400	1,466,300	1,476,185	(9,885)
Expiring 07/03/13	UBS AG	IDR	9,992,902,000	1,002,800	1,007,544	(4,744)
Israeli New Shekel Expiring 04/24/13	Deutsche Bank AG	ILS	3,754,533	1,002,800	1,009,256	(6,456)
Expiring 04/24/13	Deutsche Bank AG	ILS	3,753,079	1,002,800	1,008,865	(6,065)
Expiring 04/24/13	JPMorgan	ILS	3,754,866	1,002,800	1,009,345	(6,545)
Expiring 04/24/13	UBS AG	ILS	8,692,862	2,323,200	2,336,727	(13,527)
Japanese Yen Expiring 04/22/13	Goldman Sachs	JPY	124,105,827	1,367,962	1,357,954	10,008
Expiring 04/24/13	Goldman Sachs	JPY	148,836,521	1,678,404	1,628,583	49,821
Expiring 04/25/13	Goldman Sachs	JPY	150,348,762	1,676,800	1,645,144	31,656
Expiring 04/25/13	Goldman Sachs	JPY	131,121,185	1,465,228	1,434,752	30,476
Expiring 04/25/13	JPMorgan	JPY	89,544,303	1,010,300	979,810	30,490
Expiring 04/25/13	UBS AG	JPY	61,113,191	670,500	668,712	1,788
Malaysian Ringgit Expiring 03/11/13	Citibank NA	MYR	1,448,995	468,400	465,134	3,266
Expiring 03/11/13	Goldman Sachs	MYR	7,499,357	2,424,230	2,407,326	16,904
Expiring 03/11/13	UBS AG	MYR	7,499,360	2,423,448	2,407,328	16,120
Expiring 03/11/13	UBS AG	MYR	4,491,355	1,473,300	1,441,745	31,555
Expiring 03/11/13	UBS AG	MYR	3,600,269	1,171,200	1,155,702	15,498
Expiring 03/29/13	UBS AG	MYR	4,178,483	1,339,000	1,339,569	(569)
Expiring 03/29/13	UBS AG	MYR	3,613,821	1,169,900	1,158,546	11,354
Expiring 03/29/13	UBS AG	MYR	2,597,272	838,100	832,653	5,447
Expiring 05/20/13	Citibank NA	MYR	1,895,972	610,030	605,850	4,180
Mexican Peso Expiring 04/22/13	Citibank NA	MXN	12,909,620	1,005,700	1,007,134	(1,434)
New Zealand Dollar Expiring 04/23/13	Citibank NA	NZD	1,604,061	1,338,600	1,338,820	(220)
Expiring 04/23/13	UBS AG	NZD	2,029,573	1,676,200	1,693,972	(17,772)
Peruvian Nuevo Sol Expiring 04/10/13	Citibank NA	PEN	3,447,925	1,339,000	1,335,533	3,467
Expiring 04/10/13	Citibank NA	PEN	2,220,555	871,900	860,119	11,781
Polish Zloty Expiring 04/24/13	Citibank NA	PLN	3,149,904	1,004,178	1,011,067	(6,889)
Expiring 04/24/13	Goldman Sachs	PLN	3,161,302	1,005,201	1,014,725	(9,524)
Expiring 04/24/13	Goldman Sachs	PLN	2,110,713	669,200	677,504	(8,304)
Expiring 04/24/13	Goldman Sachs	PLN	1,588,290	504,973	509,814	(4,841)
Expiring 04/24/13	JPMorgan	PLN	3,141,151	1,005,700	1,008,257	(2,557)
Expiring 04/24/13	UBS AG	PLN	2,637,291	840,511	846,526	(6,015)
Expiring 01/13/14	Deutsche Bank AG	PLN	1,585,620	502,689	499,103	3,586
Romanian Leu Expiring 04/24/13	Deutsche Bank AG	RON	11,337,639	3,407,726	3,472,428	(64,702)
Expiring 04/24/13	Goldman Sachs	RON	30,786,408	9,288,018	9,429,086	(141,068)
Expiring 04/24/13	JPMorgan	RON	12,671,324	3,826,582	3,880,901	(54,319)
Expiring 01/13/14	Citibank NA	RON	1,035,231	308,334	306,228	2,106
Russian Rouble Expiring 03/25/13	Citibank NA	RUB	50,889,963	1,618,200	1,681,466	(63,266)
Expiring 03/25/13	Citibank NA	RUB	50,347,375	1,613,000	1,663,538	(50,538)
Expiring 03/25/13	Citibank NA	RUB	49,285,236	1,566,600	1,628,444	(61,844)
Expiring 03/25/13	Citibank NA	RUB	48,758,760	1,609,200	1,611,048	(1,848)
Expiring 03/25/13	Citibank NA	RUB	40,629,947	1,339,000	1,342,463	(3,463)
Expiring 03/25/13	Citibank NA	RUB	38,768,574	1,197,300	1,280,961	(83,661)
Singapore Dollar Expiring 04/23/13	Deutsche Bank AG	SGD	1,904,598	1,537,600	1,538,808	(1,208)
Expiring 04/23/13	HSBC	SGD	1,651,260	1,337,200	1,334,125	3,075
Expiring 04/23/13	JPMorgan	SGD	1,449,516	1,171,600	1,171,128	472
Expiring 04/23/13	JPMorgan	SGD	89,425	72,400	72,250	150
Expiring 04/23/13	UBS AG	SGD	2,776,268	2,242,800	2,243,068	(268)
South African Rand Expiring 04/24/13	Citibank NA	ZAR	7,035,909	784,808	777,709	7,099
Expiring 04/25/13	Goldman Sachs	ZAR	6,135,468	669,300	678,081	(8,781)
Expiring 04/30/13	Citibank NA	ZAR	9,118,250	1,003,777	1,007,003	(3,226)
Expiring 04/30/13	Deutsche Bank AG	ZAR	7,684,699	838,500	848,684	(10,184)
Expiring 04/30/13	JPMorgan	ZAR	15,340,885	1,673,200	1,694,220	(21,020)
Expiring 04/30/13	JPMorgan	ZAR	7,644,943	835,700	844,294	(8,594)
Expiring 04/30/13	UBS AG	ZAR	10,357,553	1,122,506	1,143,869	(21,363)
South Korean Won Expiring 03/18/13	UBS AG	KRW	1,795,274,600	1,653,869	1,644,308	9,561
Expiring 03/29/13	Citibank NA	KRW	2,014,720,260	1,843,800	1,844,154	(354)

Expiring 04/15/13	Goldman Sachs	KRW	2,492,641,900	2,323,600	2,279,479	44,121
Expiring 04/15/13	UBS AG	KRW	1,800,363,200	1,673,200	1,646,401	26,799
Expiring 04/15/13	UBS AG	KRW	1,434,918,700	1,342,300	1,312,209	30,091
Swiss Franc Expiring 04/24/13	Goldman Sachs	CHF	16,284,034	17,545,938	17,910,499	(364,561)
Expiring 04/24/13	Goldman Sachs	CHF	1,654,902	1,777,400	1,820,195	(42,795)
Expiring 04/24/13	Goldman Sachs	CHF	1,555,459	1,673,200	1,710,819	(37,619)
Expiring 04/24/13	Goldman Sachs	CHF	1,554,299	1,673,200	1,709,544	(36,344)
Expiring 05/16/13	Barclays Capital	CHF	520,625	580,161	572,786	7,375
Taiwan Dollar Expiring 03/12/13	Citibank NA	TWD	40,840,917	1,400,100	1,383,531	16,569
Expiring 03/12/13	UBS AG	TWD	97,304,480	3,367,799	3,296,297	71,502
Expiring 04/30/13	UBS AG	TWD	38,532,183	1,297,730	1,305,660	(7,930)
Expiring 04/30/13	UBS AG	TWD	36,706,396	1,234,700	1,243,794	(9,094)
Expiring 11/13/13	UBS AG	TWD	97,330,464	3,351,600	3,305,978	45,622
Turkish Lira Expiring 04/30/13	Barclays Capital PLC	TRY	2,620,403	1,464,123	1,473,810	(9,687)
Expiring 04/30/13	Deutsche Bank AG	TRY	2,652,977	1,481,700	1,492,130	(10,430)
Expiring 04/30/13	Goldman Sachs	TRY	1,798,503	1,005,700	1,011,544	(5,844)

				$236,448,942	$238,958,852	(2,509,910)

						$(279,616)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Credit default swap agreements outstanding at January 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues — Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$250	$(31,082)	$—	$(31,082)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	350	(2,893)	—	(2,893)	Goldman Sachs International
Masco Corp.	09/20/13	1.000	260	(1,499)	1,556	(3,055)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000	600	9,972	13,351	(3,379)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000	450	74,869	29,076	45,793	JPMorgan Chase Bank
SLM Corp.	06/20/14	5.000	510	(32,792)	27,483	(60,275)	JPMorgan Chase Bank
Toll Brothers Finance Corp.	03/20/15	1.000	420	(4,060)	1,046	(5,106)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000	450	17,435	5,874	11,561	JPMorgan Chase Bank

				$29,950	$78,386	$(48,436)

Reference Entity/Obligation	Termination Date	F ixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices — Buy Protection(1):
CDX.NA.IG.19	12/20/17	1.000%	$5,000	$(25,784)	$(24,667)	$(1,117)	Citibank NA

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Belgium	03/20/14	1.000%	$3,000	$(34,247)	$(28,984)	$(5,263)	JPMorgan Chase Bank
Republic of France	03/20/14	0.250	3,000	(2,665)	(2,309)	(356)	JPMorgan Chase Bank
Republic of Hungary	03/20/13	1.000	7,000	(9,267)	48,198	(57,465)	Citibank NA
Republic of Hungary	03/20/13	1.000	1,000	(1,324)	6,764	(8,088)	Barclays Bank PLC
Republic of Ireland	12/20/13	1.000	1,300	(4,899)	(5,746)	847	HSBC Bank USA NA
Republic of Italy	12/20/13	1.000	6,000	(7,752)	18,924	(26,676)	HSBC Bank USA NA

				$(60,154)	$36,847	$(97,001)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2013(3)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	06/20/16	0.250%	$2,000	0.294%	$(2,386)	$(58,845)	$56,459	HSBC Bank USA NA
Kingdom of Netherlands	06/20/17	0.250	2,000	0.424	(14,469)	(92,165)	77,696	Barclays Bank PLC
Republic of Belgium	09/20/15	1.000	1,300	0.286	26,072	(41,964)	68,036	HSBC Bank USA NA
Republic of Belgium	03/20/20	1.000	3,000	1.043	(5,058)	(14,500)	9,442	JPMorgan Chase Bank
Republic of France	03/20/14	0.250	5,000	0.198	4,442	(66,080)	70,522	Citibank NA
Republic of France	06/20/15	0.250	5,000	0.363	(12,020)	(176,316)	164,296	Barclays Bank PLC
Republic of France	06/20/16	0.250	2,700	0.539	(25,459)	(156,882)	131,423	Barclays Bank PLC
Republic of France	12/20/16	0.250	4,500	0.635	(65,215)	(353,862)	288,647	Citibank NA
Republic of France	12/20/16	1.000	1,000	0.635	(13,596)	(31,892)	18,296	UBS AG
Republic of France	06/20/17	0.250	2,500	0.731	(51,071)	(194,311)	143,240	Barclays Bank PLC
Republic of France	03/20/20	0.250	3,000	1.170	(182,573)	(188,678)	6,105	JPMorgan Chase Bank
Republic of France	03/20/22	0.250	1,250	1.318	(107,873)	(167,253)	59,380	Morgan Stanley Capital Services
Republic of France	09/20/22	0.250	3,000	1.345	(276,535)	(290,349)	13,814	HSBC Bank USA NA
Republic of Germany	06/20/17	0.250	2,000	0.364	(9,322)	(76,601)	67,279	Barclays Bank PLC
Republic of Ireland	03/20/13	1.000	2,000	0.592	3,474	(160,925)	164,399	Morgan Stanley Capital Services
Republic of Ireland	12/20/14	1.000	2,000	1.084	(774)	(399,762)	398,988	HSBC Bank USA NA
Republic of Italy	12/20/16	1.000	2,000	2.134	(81,246)	(293,423)	212,177	UBS AG
Republic of Portugal	12/20/13	1.000	1,000	2.139	(8,846)	(220,692)	211,846	HSBC Bank USA NA
Republic of Portugal	03/20/14	1.000	400	2.281	(5,264)	(123,989)	118,725	Morgan Stanley Capital Services
Republic of Portugal	12/20/14	1.000	1,500	2.699	(44,858)	(412,058)	367,200	Barclays Bank PLC

					$(872,577)	$(3,520,547)	$2,647,970

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2013(3)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Hewlett-Packard Co.	12/20/17	1.000%	$800	2.415%	$(50,795)	$(81,584)	$30,789	Credit Suisse International

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2013(3)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17	12/20/16	5.000%	4,800	3.749%	$210,794	$209,028	$1,766	Deutsch Bank AG
CDX.NA.HY.19	12/20/17	5.000	2,000	4.436	61,355	(23,264)	84,619	Citibank NA

					$272,149	$185,764	$86,385

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	$5,000	07/12/14	0.518%	3 Month LIBOR(2)	$11,432	$—	$11,432	Bank of Nova Scotia
	49,000	12/31/14	0.170	1 Day Federal Funds Rate OIS(2)	(29,671)	—	(29,671)	Barclays Bank PLC
	4,900	01/25/16	0.496	3 Month LIBOR(1)	9,889	—	9,889	Deutsche Bank AG
	9,625	08/31/16	0.934	3 Month LIBOR(2)	118,178	—	118,178	Credit Suisse International
	2,995	08/31/16	0.975	3 Month LIBOR(1)	(41,635)	—	(41,635)	JPMorgan Chase Bank NA
	2,995	08/31/16	0.978	3 Month LIBOR(1)	(42,052)	—	(42,052)	JPMorgan Chase Bank NA
	11,150	11/30/16	0.913	3 Month LIBOR(1)	(85,063)	—	(85,063)	JPMorgan Chase Bank NA
	3,100	02/24/17	1.192	3 Month LIBOR(1)	(63,948)	—	(63,948)	Citibank NA
	4,675	05/31/17	0.869	3 Month LIBOR(2)	(1,559)	—	(1,559)	Credit Suisse International
	2,100	01/08/18	0.935	3 Month LIBOR(2)	(6,194)	—	(6,194)	Bank of America NA
	1,100	08/24/22	1.875	3 Month LIBOR(2)	(1,992)	—	(1,992)	HSBC Bank USA NA
	720	02/24/42	2.864	3 Month LIBOR(2)	(7,546)	—	(7,546)	Citibank NA
AUD	11,500	09/21/13	2.860	1 Day AONIA(1)	7,021	—	7,021	Barclays Bank PLC
AUD	1,000	09/07/21	4.945	6 Month BBSW(2)	87,851	—	87,851	Citibank NA
AUD	1,400	08/31/22	3.920	6 Month BBSW(2)	680	—	680	Citibank NA
AUD	1,000	08/31/22	3.890	6 Month BBSW(2)	(5,306)	—	(5,306)	HSBC Bank USA NA
AUD	1,700	09/21/22	3.830	6 Month BBSW(2)	(17,451)	—	(17,451)	Barclays Bank PLC
AUD	400	11/07/22	3.790	6 Month BBSW(2)	(5,939)	—	(5,939)	HSBC Bank USA NA
AUD	2,000	12/19/32	4.423	6 Month BBSW(2)	(23,421)	—	(23,421)	Barclays Bank PLC
AUD	1,000	12/24/32	4.260	6 Month BBSW(2)	(34,523)	—	(34,523)	UBS AG
BRL	7,217	01/01/17	0.000	1 Day BZDIOVER(2)	(34,994)	—	(34,994)	Barclays Bank PLC
BRL	5,610	01/01/17	0.000	1 Day BZDIOVER(2)	72,671	—	72,671	Barclays Bank PLC
BRL	937	01/01/21	0.000	1 Day BZDIOVER(2)	9,498	—	9,498	Morgan Stanley Capital Services
BRL	880	01/01/21	0.000	1 Day BZDIOVER(2)	32,053	—	32,053	HSBC Bank USA NA
BRL	880	01/01/21	0.000	1 Day BZDIOVER(2)	32,053	—	32,053	Barclays Bank PLC
BRL	445	01/01/21	0.000	1 Day BZDIOVER(2)	15,339	—	15,339	UBS AG
CAD	3,200	02/22/17	1.708	3 Month Canadian Banker’s Acceptance(2)	18,823	—	18,823	Citibank NA
CAD	2,100	02/27/17	1.625	3 Month Canadian Banker’s Acceptance(2)	(4,843)	—	(4,843)	Credit Suisse International
CAD	650	11/06/17	1.645	3 Month Canadian Banker’s Acceptance(2)	(3,545)	—	(3,545)	Bank of Nova Scotia
CAD	500	12/27/17	1.700	3 Month Canadian Banker’s Acceptance(2)	(2,192)	—	(2,192)	Bank of Nova Scotia
CAD	5,400	08/17/22	2.370	3 Month Canadian Banker’s Acceptance(2)	46,620	—	46,620	Bank of Nova Scotia
CAD	350	11/06/22	2.203	3 Month Canadian Banker’s Acceptance(2)	(4,992)	—	(4,992)	Bank of Nova Scotia
CAD	700	02/22/42	2.865	3 Month Canadian Banker’s Acceptance(1)	(10,500)	—	(10,500)	Citibank NA
CHF	3,500	07/20/14	(0.088)	3 Month Swiss Franc LIBOR Rate(1)	14,693	—	14,693	Credit Suisse International
CHF	1,000	03/01/22	1.030	6 Month Swiss Franc LIBOR Rate(2)	3,775	—	3,775	Credit Suisse International
CLP	700,000	12/06/17	5.410	1 Day Sinacofi Chile Interbank Rate(2)	2,035	—	2,035	Royal Bank of Scotland
CLP	100,000	12/06/17	5.420	1 Day Sinacofi Chile Interbank Rate(2)	385	—	385	HSBC Bank USA NA
DKK	31,000	01/25/16	0.910	6 Month CIBOR(2)	(37,980)	—	(37,980)	Deutsche Bank AG
DKK	3,200	03/01/22	2.300	6 Month CIBOR(2)	27,125	—	27,125	Credit Suisse International
EUR	3,000	07/20/14	0.406	3 Month EURIBOR(2)	5,724	—	5,724	Credit Suisse International
EUR	3,000	08/19/14	1.065	1 Day EUR EONIA OIS(2)	66,580	—	66,580	HSBC Bank USA NA
EUR	10,000	12/10/14	0.035	1 Day EUR EONIA OIS(1)	80,794	—	80,794	HSBC Bank USA NA
EUR	1,300	08/04/16	1.925	1 Day EUR EONIA OIS(2)	97,734	—	97,734	HSBC Bank USA NA
EUR	1,000	08/29/16	1.600	1 Day EUR EONIA OIS(2)	56,524	—	56,524	HSBC Bank USA NA
EUR	500	08/30/16	1.560	1 Day EUR EONIA OIS(2)	27,149	—	27,149	HSBC Bank USA NA
EUR	500	11/04/16	1.310	1 Day EUR EONIA OIS(2)	18,853	—	18,853	HSBC Bank USA NA
EUR	500	11/07/16	1.265	6 Month EURIBOR(2)	17,087	—	17,087	HSBC Bank USA NA
EUR	1,000	12/16/16	1.210	1 Day EUR EONIA OIS(2)	30,306	—	30,306	HSBC Bank USA NA
EUR	5,500	12/10/17	0.452	1 Day EUR EONIA OIS(2)	(137,978)	—	(137,978)	HSBC Bank USA NA
EUR	1,200	01/14/18	0.628	1 Day EUR EONIA OIS(2)	(18,423)	—	(18,423)	HSBC Bank USA NA
EUR	1,800	07/27/22	1.772	6 Month EURIBOR(2)	3,446	—	3,446	Citibank NA
EUR	1,709	07/23/42	2.246	6 Month EURIBOR(1)	44,265	—	44,265	Royal Bank of Scotland
EUR	650	09/24/42	2.404	6 Month EURIBOR(2)	(2,460)	—	(2,460)	Citibank NA
EUR	1,871	07/23/52	2.708	6 Month EURIBOR(2)	(8,656)	—	(8,656)	Royal Bank of Scotland
GBP	500	08/01/16	2.060	6 Month GBP LIBOR(2)	35,125	—	35,125	Citibank NA
GBP	1,200	08/09/16	1.894	6 Month GBP LIBOR(2)	71,616	—	71,616	HSBC Bank USA NA
GBP	2,000	08/17/22	1.975	3 Month GBP LIBOR(2)	24,028	—	24,028	HSBC Bank USA NA
GBP	400	09/27/22	1.790	3 Month GBP LIBOR(2)	(8,228)	—	(8,228)	HSBC Bank USA NA
GBP	500	01/03/23	1.895	3 Month GBP LIBOR(2)	(6,014)	—	(6,014)	HSBC Bank USA NA
GBP	2,600	01/13/32	2.788	6 Month GBP LIBOR(2)	(84,672)	—	(84,672)	Barclays Bank PLC
GBP	500	02/27/42	3.070	6 Month GBP LIBOR(2)	(12,585)	—	(12,585)	HSBC Bank USA NA
HKD	27,000	01/04/18	0.805	3 Month HIBOR(1)	12,243	—	12,243	Bank of America NA

HKD	8,200	08/22/22	1.560	3 Month HIBOR(1)	6,738	—	6,738	HSBC Bank USA NA
JPY	345,000	11/29/14	0.255	6 Month Yen LIBOR(1)	(1,175)	—	(1,175)	Barclays Bank PLC
JPY	340,000	11/29/17	0.303	6 Month Yen LIBOR(1)	(3,180)	—	(3,180)	Barclays Bank PLC
JPY	165,000	06/13/18	0.778	6 Month Yen LIBOR(2)	46,505	—	46,505	Barclays Bank PLC
JPY	165,000	08/24/18	0.463	6 Month Yen LIBOR(2)	14,764	—	14,764	Credit Suisse International
JPY	186,905	05/17/20	1.388	6 Month Yen LIBOR(2)	139,074	—	139,074	Citibank NA
JPY	90,000	12/20/20	1.353	6 Month Yen LIBOR(2)	63,646	—	63,646	Citibank NA
JPY	60,000	02/02/21	1.265	6 Month Yen LIBOR(2)	40,001	—	40,001	Barclays Bank PLC
JPY	96,000	02/16/21	1.365	6 Month Yen LIBOR(2)	72,604	—	72,604	Barclays Bank PLC
JPY	50,000	06/02/21	1.200	6 Month Yen LIBOR(2)	27,999	—	27,999	Barclays Bank PLC
JPY	45,000	06/16/21	1.170	6 Month Yen LIBOR(2)	23,737	—	23,737	Barclays Bank PLC
JPY	40,000	06/28/21	1.123	6 Month Yen LIBOR(2)	19,136	—	19,136	Barclays Bank PLC
JPY	40,000	07/11/21	1.193	6 Month Yen LIBOR(2)	21,594	—	21,594	UBS AG
JPY	30,000	07/22/21	1.090	6 Month Yen LIBOR(2)	13,174	—	13,174	Citibank NA
JPY	50,000	10/04/21	1.013	6 Month Yen LIBOR(2)	23,042	—	23,042	Royal Bank of Scotland
JPY	40,000	11/14/21	0.975	6 Month Yen LIBOR(2)	12,684	—	12,684	Credit Suisse International
JPY	220,000	07/26/22	0.745	6 Montn Yen LIBOR(2)	778	—	778	Barclays Bank PLC
JPY	55,000	11/20/22	0.748	6 Month Yen LIBOR(2)	(1,534)	—	(1,534)	Barclays Bank PLC
JPY	120,000	12/27/22	0.803	6 Month Yen LIBOR(2)	3,675	—	3,675	Barclays Bank PLC
JPY	85,500	07/21/24	1.489	6 Month Yen LIBOR(2)	56,938	—	56,938	Citibank NA
JPY	60,000	07/04/26	1.603	6 Month Yen LIBOR(2)	36,805	—	36,805	Citibank NA
JPY	70,000	08/02/26	1.534	6 Month Yen LIBOR(2)	38,933	—	38,933	Citibank NA
JPY	300,000	09/03/27	1.290	6 Month Yen LIBOR(2)	(2,010)	—	(2,010)	Citibank NA
JPY	35,000	10/02/27	1.238	6 Month Yen LIBOR(2)	(4,070)	—	(4,070)	Barclays Bank PLC
JPY	55,000	11/05/27	1.270	6 Month Yen LIBOR(2)	(4,776)	—	(4,776)	Barclays Bank PLC
JPY	40,000	12/04/27	1.261	6 Month Yen LIBOR(2)	(4,896)	—	(4,896)	Citibank NA
JPY	40,000	12/14/27	1.235	6 Month Yen LIBOR(2)	(6,843)	—	(6,843)	HSBC Bank USA NA
JPY	110,000	08/18/31	1.750	6 Month Yen LIBOR(2)	29,335	—	29,335	Barclays Bank PLC
JPY	25,000	08/30/31	1.750	6 Month Yen LIBOR(2)	6,457	—	6,457	Barclays Bank PLC
JPY	240,000	01/18/32	1.638	6 Month Yen LIBOR(2)	(18,057)	—	(18,057)	Barclays Bank PLC
JPY	80,000	09/24/32	1.561	6 Month Yen LIBOR(1)	18,001	—	18,001	Citibank NA
JPY	30,000	11/05/32	1.563	6 Month Yen LIBOR(2)	(9,150)	—	(9,150)	Barclays Bank PLC
JPY	160,000	11/14/32	2.390	6 Month Yen LIBOR(2)	(59,237)	—	(59,237)	Citibank NA
JPY	35,000	12/14/32	1.575	6 Month Yen LIBOR(2)	(8,824)	—	(8,824)	HSBC Bank USA NA
JPY	40,000	07/09/42	1.705	6 Month Yen LIBOR(2)	(26,432)	—	(26,432)	Barclays Bank PLC
JPY	20,000	10/02/42	1.659	6 Month Yen LIBOR(2)	(18,433)	—	(18,433)	Barclays Bank PLC
JPY	70,000	01/28/43	1.955	6 Month Yen LIBOR(2)	(9,514)	—	(9,514)	JPMorgan Chase Bank NA
MXN	40,500	07/05/13	5.480	28 Day Mexican Interbank Rate(2)	11,610	—	11,610	Barclays Bank PLC
MXN	45,000	12/02/15	5.090	28 Day Mexican Interbank Rate(2)	33,843	—	33,843	Deutsche Bank AG
MXN	17,100	02/18/22	6.600	28 Day Mexican Interbank Rate(2)	108,120	—	108,120	Barclays Bank PLC
MXN	31,100	05/25/22	6.370	28 Day Mexican Interbank Rate(2)	154,426	—	154,426	Morgan Stanley Capital Services
MXN	6,000	10/26/22	5.940	28 Day Mexican Interbank Rate(2)	12,423	—	12,423	Barclays Bank PLC
MXN	16,000	11/23/22	5.795	28 Day Mexican Interbank Rate(1)	(17,474)	—	(17,474)	Deutsche Bank AG
MXN	25,000	12/23/22	5.900	28 Day Mexican Interbank Rate(1)	(43,174)	—	(43,174)	Royal Bank of Scotland
MXN	17,500	04/09/42	7.890	28 Day Mexican Interbank Rate(2)	200,291	—	200,291	Barclays Bank PLC
NOK	47,000	11/07/14	2.170	6 Month NIBOR(1)	12,772	—	12,772	Citibank NA
NOK	13,500	11/07/17	2.550	6 Month NIBOR(2)	(25,376)	—	(25,376)	Citibank NA
NOK	4,500	11/07/22	3.190	6 Month NIBOR(2)	(13,770)	—	(13,770)	Citibank NA
NZD	3,200	08/18/16	4.173	3 Month BBR(2)	130,846	—	130,846	Citibank NA
NZD	1,480	03/26/17	3.810	3 Month BBR(2)	41,566	—	41,566	HSBC Bank USA NA
NZD	1,320	09/25/22	3.790	3 Month BBR(2)	(2,520)	—	(2,520)	Citibank NA
PLN	4,900	06/27/21	5.390	6 Month WIBOR(2)	250,099	—	250,099	UBS AG
PLN	5,700	04/12/22	5.030	6 Month WIBOR(2)	245,143	—	245,143	HSBC Bank USA NA
PLN	3,600	06/27/26	5.280	6 Month WIBOR(1)	(236,683)	—	(236,683)	UBS AG
PLN	4,100	04/12/27	4.810	6 Month WIBOR(1)	(205,673)	—	(205,673)	HSBC Bank USA NA
SEK	3,700	02/27/22	2.520	3 Month STIBOR(2)	20,212	—	20,212	Citibank NA
SEK	3,000	01/16/23	2.200	3 Month STIBOR(2)	(8,811)	—	(8,811)	Barclays Bank PLC
SGD	4,500	04/11/13	0.875	6 Month SOR(1)	(5,514)	—	(5,514)	Barclays Bank PLC
SGD	4,500	04/21/13	0.755	6 Month SOR(2)	4,784	—	4,784	Citibank NA
SGD	1,800	01/08/18	0.935	6 Month SOR(2)	(4,176)	—	(4,176)	Bank of America NA
THB	50,000	12/20/17	3.230	6 Month BIBOR(2)	(11,947)	—	(11,947)	Bank of America NA
TWD	60,000	12/24/22	1.390	3 Month Taiwan Secondary Market CP Bank Rate(1)	(14,899)	—	(14,899)	HSBC Bank USA NA
ZAR	180,000	10/08/13	4.960	3 Month JIBAR(1)	31,055	—	31,055	Barclays Bank PLC
ZAR	12,000	12/04/22	6.910	3 Month JIBAR(1)	(3,569)	—	(3,569)	Barclays Bank PLC

					$1,558,326	$—	$1,558,326

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at January 31, 2013:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)*	Counterparty
Over-the-counter swap agreements:
CHF	588	11/13/13	NA	3 Month LIBOR(1)	$(25,093)	$—	$(25,093)	HSBC Bank USA NA
CHF	2,000	05/12/15	2.625%	3 Month LIBOR(2)	(168,013)	(78,305)	(89,708)	Citibank NA
CHF	1,000	05/12/15	2.625	3 Month LIBOR(3)	(1,673)	(25,901)	24,228	Credit Suisse International
CHF	500	05/20/16	4.000	3 Month LIBOR(4)	30,655	678	29,977	Credit Suisse International
CHF	300	11/23/16	2.875	3 Month LIBOR(5)	(21,926)	(27,045)	5,119	Citibank NA
CHF	300	11/23/16	2.875	3 Month LIBOR(6)	(19,929)	(22,679)	2,750	Citibank NA
EUR	550	05/16/13	5.250	3 Month LIBOR(7)	(3,392)	—	(3,392)	Citibank NA
EUR	500	06/10/13	5.375	3 Month LIBOR(8)	(57,929)	(23,855)	(34,074)	Citibank NA
EUR	750	02/10/14	6.500	3 Month LIBOR(9)	(73,042)	(56,251)	(16,791)	Citibank NA
EUR	1,500	07/28/14	6.750	3 Month LIBOR(10)	(175,835)	(56,992)	(118,843)	Citibank NA
EUR	1,000	10/14/14	7.500	3 Month LIBOR(11)	(130,649)	(156,521)	25,872	Citibank NA
EUR	1,000	10/14/14	7.500	3 Month LIBOR(12)	(179,283)	(170,148)	(9,135)	Citibank NA
EUR	600	10/14/14	7.500	3 Month LIBOR(13)	(114,436)	(87,625)	(26,811)	Citibank NA
EUR	1,000	10/15/14	NA	3 Month LIBOR(14)	(61,885)	—	(61,885)	Citibank NA
EUR	500	11/15/14	NA	3 Month LIBOR(15)	(41,548)	—	(41,548)	JPMorgan Chase Bank
EUR	1,300	12/04/14	NA	3 Month LIBOR(16)	(72,383)	—	(72,383)	Barclays Bank PLC
EUR	220	01/17/15	NA	3 Month LIBOR(17)	(5,079)	—	(5,079)	HSBC Bank USA NA
EUR	9,645	01/25/15	NA	3 Month LIBOR(18)	(290,551)	—	(290,551)	Deutsche Bank AG
EUR	400	03/18/15	5.000	3 Month LIBOR(19)	(71,256)	(25,221)	(46,035)	Citibank NA
EUR	500	10/12/15	3.750	3 Month LIBOR(20)	(19,486)	(16,600)	(2,886)	Citibank NA
EUR	500	10/12/15	3.750	3 Month LIBOR(21)	(58,128)	(16,422)	(41,706)	Citibank NA
EUR	480	11/30/15	4.500	3 Month LIBOR(22)	(75,634)	(5,471)	(70,163)	Citibank NA
EUR	120	11/30/15	4.500	3 Month LIBOR(23)	(17,849)	(2,177)	(15,672)	JPMorgan Chase Bank
EUR	250	12/14/15	NA	3 Month LIBOR(24)	(12,169)	—	(12,169)	Barclays Bank PLC
EUR	200	12/18/15	NA	3 Month LIBOR(25)	(7,503)	—	(7,503)	Citibank NA
EUR	350	12/19/15	NA	3 Month LIBOR(26)	(12,918)	—	(12,918)	HSBC Bank USA NA
EUR	500	02/01/16	3.625	3 Month LIBOR(27)	(48,889)	46	(48,935)	Citibank NA
EUR	500	04/05/16	4.500	3 Month LIBOR(28)	(79,695)	(22,723)	(56,972)	Citibank NA
EUR	227	04/05/16	4.500	3 Month LIBOR(29)	(28,636)	(15,773)	(12,863)	Citibank NA
EUR	700	04/15/16	4.500	3 Month LIBOR(30)	(75,984)	—	(75,984)	Citibank NA
EUR	200	07/14/17	4.250	3 Month LIBOR(31)	(51,618)	(20,832)	(30,786)	Citibank NA
EUR	100	07/14/17	4.250	3 Month LIBOR(32)	(26,093)	(11,428)	(14,665)	Citibank NA
JPY	62,000	12/15/14	5.500	3 Month LIBOR(33)	155,583	(12)	155,595	Citibank NA
JPY	100,000	06/08/15	4.500	3 Month LIBOR(34)	153,925	62	153,863	Citibank NA
JPY	24,000	06/08/15	4.500	3 Month LIBOR(35)	33,767	(12,097)	45,864	Citibank NA
JPY	20,000	06/08/15	4.500	3 Month LIBOR(36)	27,767	(11,241)	39,008	Citibank NA
JPY	92,000	11/14/16	3.700	3 Month LIBOR(37)	144,001	66	143,935	Citibank NA
JPY	125,000	03/24/17	3.450	3 Month LIBOR(38)	302,210	32	302,178	Citibank NA

					$(1,180,596)	$(864,435)	$(316,161)

(1)	The Fund pays a floating rate of 3 Month CHF LIBOR - 34.75 basis points based on a notional amount of CHF 588,450. The Fund receives a floating rate based on a notional amount of $620,074.
(2)	The Fund pays a fixed rate based on a notional amount of CHF 2,000,000. The Fund receives a floating rate based on a notional amount of $2,105,263.
(3)	The Fund pays a fixed rate based on a notional amount of CHF 1,000,000. The Fund receives a floating rate based on a notional amount of $1,111,111.
(4)	The Fund pays a fixed rate based on a notional amount of CHF 500,000. The Fund receives a floating rate based on a notional amount of $566,893.
(5)	The Fund pays a fixed rate based on a notional amount of CHF 300,000. The Fund receives a floating rate based on a notional amount of $324,851.
(6)	The Fund pays a fixed rate based on a notional amount of CHF 300,000. The Fund receives a floating rate based on a notional amount of $326,975.
(7)	The Fund pays a fixed rate based on a notional amount of EUR 550,000. The Fund receives a floating rate based on a notional amount of $776,875.
(8)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(9)	The Fund pays a fixed rate based on a notional amount of EUR 750,000. The Fund receives a floating rate based on a notional amount of $1,034,850.
(10)	The Fund pays a fixed rate based on a notional amount of EUR 1,500,000. The Fund receives a floating rate based on a notional amount of $1,986,450
(11)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,364,000.
(12)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,333,000.
(13)	The Fund pays a fixed rate based on a notional amount of EUR 600,000. The Fund receives a floating rate based on a notional amount of $778,200.
(14)	The Fund pays a floating rate of 3 Month EURIBOR - 28.75 basis points based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,293,500.
(15)	The Fund pays a floating rate of 3 Month EURIBOR - 31.25 basis points based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $635,300.
(16)	The Fund pays a floating rate of 3 Month EURIBOR - 30.50 basis points based on a notional amount of EUR 1,300,000. The Fund receives a floating rate based on a notional amount of $1,688,180.
(17)	The Fund pays a floating rate of 3 Month EURIBOR - 25.75 basis points based on a notional amount of EUR 220,000. The Fund receives a floating rate based on a notional amount of $293,260.
(18)	The Fund pays a floating rate of 3 Month EURIBOR - 26 basis points based on a notional amount of EUR 9,645,000. The Fund receives a floating rate based on a notional amount of $12,789,270.
(19)	The Fund pays a fixed rate based on a notional amount of EUR 400,000. The Fund receives a floating rate based on a notional amount of $493,720.
(20)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $689,600.
(21)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(22)	The Fund pays a fixed rate based on a notional amount of EUR 480,000. The Fund receives a floating rate based on a notional amount of $582,288.
(23)	The Fund pays a fixed rate based on a notional amount of EUR 120,000. The Fund receives a floating rate based on a notional amount of $147,072.
(24)	The Fund pays a floating rate of 3 Month EURIBOR - 31.70 basis points based on a notional amount of EUR 250,000. The Fund receives a floating rate based on a notional amount of $326,025.
(25)	The Fund pays a floating rate of 3 Month EURIBOR - 30 basis points based on a notional amount of EUR 200,000. The Fund receives a floating rate based on a notional amount of $263,200.
(26)	The Fund pays a floating rate of 3 Month EURIBOR - 30.25 basis points based on a notional amount of EUR 350,000. The Fund receives a floating rate based on a notional amount of $460,775.
(27)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(28)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(29)	The Fund pays a fixed rate based on a notional amount of EUR 227,000. The Fund receives a floating rate based on a notional amount of $302,705.
(30)	The Fund pays a fixed rate based on a notional amount of EUR 700,000. The Fund receives a floating rate based on a notional amount of $960,190.
(31)	The Fund pays a fixed rate based on a notional amount of EUR 200,000. The Fund receives a floating rate based on a notional amount of $243,880.
(32)	The Fund pays a fixed rate based on a notional amount of EUR 100,000. The Fund receives a floating rate based on a notional amount of $122,290.
(33)	The Fund pays a fixed rate based on a notional amount of JPY 62,000,000. The Fund receives a floating rate based on a notional amount of $808,450.
(34)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,246,106.
(35)	The Fund pays a fixed rate based on a notional amount of JPY 24,000,000. The Fund receives a floating rate based on a notional amount of $307,141.
(36)	The Fund pays a fixed rate based on a notional amount of JPY 20,000,000. The Fund receives a floating rate based on a notional amount of $256,805.

(37)	The Fund pays a fixed rate based on a notional amount of JPY 92,000,000. The Fund receives a floating rate based on a notional amount of $1,110,708.
(38)	The Fund pays a fixed rate based on a notional amount of JPY 125,000,000. The Fund receives a floating rate based on a notional amount of $1,605,240.
*	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Inflation swap agreements outstanding at January 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Description	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(3)	Counterparty
JPY	900,000	01/15/14	0.150%	Japan CPI Nationwide General Ex Fresh Food(1)	$(5,936)	$—	$(5,936)	Barclays Bank PLC
JPY	300,000	01/15/16	0.790	Japan CPI Nationwide General Ex Fresh Food(2)	(28,181)	—	(28,181)	Barclays Bank PLC

					$(34,117)	$—	$(34,117)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$213,193,690	$2,135,772
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	7,186,370	—
Residential Mortgage-Backed Securities	—	17,271,640	—
Bank Loans	—	7,682,078	623,295
Commercial Mortgage-Backed Securities	—	4,221,306	—
Corporate Bonds	—	65,436,320	738,361
Municipal Bonds	—	4,421,032	—
U.S. Government Agency Obligation	—	100,848	—
U.S. Treasury Securities	—	4,860,176	—
Preferred Stock	111,440	—	—
Affiliated Money Market Mutual Fund	3,606,150	—	—
Options Purchased	—	235,900	—
Other Financial Instruments*
Futures	45,059	—	—
Forward Foreign Currency Contracts	—	(279,616)	—
Credit Default Swap Agreements	—	2,621,483	(2,893)
Interest Rate Swap Agreements	—	1,358,035	200,291
Currency Swap Agreements	—	(316,161)	—
Inflation Swap Agreements	—	(34,117)	—

Total	$3,762,649	$327,958,984	$3,694,826

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Credit Default Swaps	Interest Rate Swaps
Balance as of 10/31/12	$2,020,650	$17,826	$288,755	$739,080	$(3,246)	$128,968
Realized gain (loss)	—	12	—	—	—	—	**
Change in unrealized appreciation (depreciation)***	115,122	(145)	15,934	6,648	353	71,323
Purchases	—	—	606,894	—	—	—
Sales	—	(17,707)	—	(7,367)	—	—
Accrued discount/premium	—	14	467	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	(288,755)	—	—	—

Balance as of 01/31/13	$2,135,772	$—	$623,295	$738,361	$(2,893)	$200,291

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain incurred during the period for the other financial instruments was $11,885.
***	Of which, $209,380 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one bank loan transferred out of Level 3 as a result of the security no longer using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2013 was as follows:

Sovereigns	54.2%
Banking	8.4
Residential Mortgage-Backed Securities	5.1
Non-Corporate Foreign Agencies	3.2
Non-Residential Mortgage-Backed Securities	2.1
Cable	1.8
Healthcare & Pharmaceutical	1.8
Capital Goods	1.5
U.S. Treasury Securities	1.5
Commercial Mortgage-Backed Securities	1.3
Foods	1.3
Municipal Bonds	1.3
Technology	1.3
Insurance	1.2
Media & Entertainment	1.2
Affiliated Money Market Mutual Fund	1.1
Telecommunications	1.1
Electric	1.0
Non-Captive Finance	0.9
Metals	0.8
Retailers	0.8
Automotive	0.5
Chemicals	0.5
Energy–Other	0.5
Building Materials & Construction	0.4
Gaming	0.4
Healthcare Insurance	0.4
Paper	0.4
Pipelines & Other	0.4
Tobacco	0.4
Consumer	0.3
Energy–Integrated	0.3
Real Estate Investment Trusts	0.3
Aerospace & Defense	0.2
Airlines	0.2
Lodging	0.2
Packaging	0.2
Brokerage	0.1
Options Purchased	0.1
Railroads	0.1

98.8
Other assets in excess of liabilities	1.2

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    March 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    March 21, 2013

*	Print the name and title of each signing officer under his or her signature.